Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.9%
		Basic Materials: 1.3%
2,669,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	$ 2,841,228	0.0
1,377,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,446,549	0.0
2,746,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	3,059,747	0.0
1,846,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	2,233,577	0.0
750,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	687,562	0.0
4,505,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,611,138	0.1
3,410,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	3,631,304	0.1
3,000,000		CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	3,259,001	0.0
5,485,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	6,370,909	0.1
2,984,000		Dow Chemical Co/The, 4.250%, 10/01/2034	3,334,392	0.1
1,534,000		Dow Chemical Co/The, 5.550%, 11/30/2048	2,016,445	0.0
3,104,000		FMC Corp., 3.200%, 10/01/2026	3,355,367	0.1
1,788,000		FMC Corp., 3.450%, 10/01/2029	1,945,908	0.0
9,260,000	(2)	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	8,990,904	0.1
5,625,000	(1)	Georgia-Pacific LLC, 2.300%, 04/30/2030	5,867,623	0.1
1,960,000	(1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	2,015,725	0.0
1,996,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	2,006,066	0.0
2,280,000		International Paper Co., 4.400%, 08/15/2047	2,669,222	0.0
4,087,000	(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	4,377,422	0.1
5,352,000		Mosaic Co/The, 5.450%, 11/15/2033	5,687,075	0.1
1,748,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	1,870,189	0.0
1,400,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	1,568,637	0.0
87,000		Newmont Corp., 3.700%, 03/15/2023	90,167	0.0
8,925,000	(1)	Novelis Corp., 4.750%, 01/30/2030	8,545,509	0.1
2,099,000	(2)	Nutrien Ltd., 2.950%, 05/13/2030	2,228,882	0.0
2,000,000		Nutrien Ltd., 3.625%, 03/15/2024	2,163,777	0.0
1,812,000		Nutrien Ltd., 3.950%, 05/13/2050	2,008,157	0.0
2,139,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	2,205,563	0.0
4,825,000		Suzano Austria GmbH, 6.000%, 01/15/2029	5,222,194	0.1
1,750,000		Teck Resources Ltd., 6.125%, 10/01/2035	1,983,091	0.0
1,499,000		Teck Resources Ltd., 6.000%, 08/15/2040	1,589,716	0.0
9,075,000	(1)	Valvoline, Inc., 4.250%, 02/15/2030	8,954,484	0.1
875,000	(1)	Valvoline, Inc., 4.375%, 08/15/2025	882,564	0.0
8,650,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	8,805,960	0.1
			118,526,054	1.3

		Communications: 3.7%
2,455,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,679,265	0.0
4,071,000	(2)	Amazon.com, Inc., 2.500%, 06/03/2050	4,138,793	0.1
1,479,000		Amazon.com, Inc., 2.700%, 06/03/2060	1,510,422	0.0
5,830,000	(2)	AT&T, Inc., 2.750%, 06/01/2031	6,044,994	0.1
2,130,000		AT&T, Inc., 2.950%, 07/15/2026	2,306,993	0.0
2,868,000		AT&T, Inc., 3.500%, 06/01/2041	3,023,001	0.0
3,876,000		AT&T, Inc., 4.300%, 02/15/2030	4,531,931	0.1
2,219,000		AT&T, Inc., 4.500%, 05/15/2035	2,635,337	0.0
3,047,000		AT&T, Inc., 4.500%, 03/09/2048	3,581,431	0.0
10,276,000		AT&T, Inc., 4.550%, 03/09/2049	12,131,172	0.1
3,275,000		AT&T, Inc., 5.150%, 11/15/2046	4,124,691	0.1
5,275,000	(2)	AT&T, Inc., 5.150%, 02/15/2050	6,772,641	0.1
3,460,000		Booking Holdings, Inc., 4.100%, 04/13/2025	3,891,791	0.0
6,915,000		Booking Holdings, Inc., 4.625%, 04/13/2030	8,103,115	0.1
657,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	642,582	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

4,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	5,039,534	0.1
3,860,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,393,009	0.1
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,749,468	0.1
5,019,000		Comcast Corp., 1.950%, 01/15/2031	5,123,596	0.1
5,000,000		Comcast Corp., 2.650%, 02/01/2030	5,441,014	0.1
3,288,000		Comcast Corp., 3.900%, 03/01/2038	3,908,088	0.0
6,289,000		Comcast Corp., 3.950%, 10/15/2025	7,211,944	0.1
2,932,000		Comcast Corp., 3.999%, 11/01/2049	3,545,706	0.0
6,080,000		Comcast Corp., 4.000%, 03/01/2048	7,478,189	0.1
3,250,000		Comcast Corp., 4.600%, 10/15/2038	4,144,163	0.1
9,425,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	8,517,467	0.1
1,690,000		Corning, Inc., 5.450%, 11/15/2079	2,021,281	0.0
8,250,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	8,628,634	0.1
1,875,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	2,082,872	0.0
2,876,000		Discovery Communications LLC, 2.950%, 03/20/2023	3,023,791	0.0
3,750,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,367,911	0.1
4,340,000	(2)	DISH DBS Corp., 5.875%, 11/15/2024	4,321,707	0.1
8,006,000	(2)	Fox Corp., 3.500%, 04/08/2030	8,956,423	0.1
8,075,000	(1),(2)	Gray Television, Inc., 7.000%, 05/15/2027	8,298,274	0.1
2,770,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,873,155	0.0
4,583,000		Interpublic Group of Cos, Inc./The, 4.750%, 03/30/2030	5,413,209	0.1
2,944,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	3,217,879	0.0
8,930,000	(1),(2)	Match Group, Inc., 4.125%, 08/01/2030	8,758,365	0.1
9,365,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	9,389,677	0.1
9,220,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	8,423,023	0.1
3,990,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	4,229,520	0.1
7,255,000		Sprint Nextel Corp., 6.875%, 11/15/2028	8,861,620	0.1
7,190,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	9,070,113	0.1
3,420,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,554,125	0.0
4,400,000	(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	4,410,220	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,835,705	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,495,145	0.0
2,569,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,576,630	0.0
1,807,000	(1),(2)	T-Mobile USA, Inc., 2.550%, 02/15/2031	1,817,878	0.0
4,084,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	4,536,303	0.1
10,865,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	12,130,175	0.1
4,085,000	(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	4,743,073	0.1
4,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	5,635,604	0.1
2,999,000		Verizon Communications, Inc., 4.016%, 12/03/2029	3,591,830	0.0
1,159,000	(2)	Verizon Communications, Inc., 4.000%, 03/22/2050	1,465,869	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	8,413,380	0.1
2,014,000		ViacomCBS, Inc., 4.200%, 05/19/2032	2,239,583	0.0
3,668,000		ViacomCBS, Inc., 4.375%, 03/15/2043	3,839,886	0.0
3,167,000		ViacomCBS, Inc., 4.950%, 01/15/2031	3,711,164	0.0
2,090,000		ViacomCBS, Inc., 5.500%, 05/15/2033	2,511,134	0.0
8,715,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	8,942,156	0.1
1,093,000		Walt Disney Co/The, 2.000%, 09/01/2029	1,124,425	0.0
2,075,000		Walt Disney Co/The, 3.000%, 09/15/2022	2,189,679	0.0
2,705,000		Walt Disney Co/The, 3.500%, 05/13/2040	2,958,045	0.0
3,000,000		Walt Disney Co/The, 3.600%, 01/13/2051	3,351,665	0.0
1,674,000		Walt Disney Co/The, 3.800%, 05/13/2060	1,927,347	0.0
3,472,000		Walt Disney Co/The, 4.750%, 11/15/2046	4,520,155	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

9,075,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	8,628,328	0.1
			334,757,295	3.7

		Consumer, Cyclical: 2.1%
8,860,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	8,830,718	0.1
4,234,000	(1)	Advance Auto Parts, Inc., 3.900%, 04/15/2030	4,537,597	0.1
4,429,000	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	4,484,362	0.1
4,750,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,555,625	0.0
4,278,144		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,042,307	0.0
2,728,000	(1),(2)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	2,666,620	0.0
4,205,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	4,318,311	0.1
4,340,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	4,600,677	0.1
5,195,000	(1),(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	4,527,494	0.1
901,270		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	846,155	0.0
4,640,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	4,697,673	0.1
5,659,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	5,698,713	0.1
6,383,000	(1)	Daimler Finance North America LLC, 2.550%, 08/15/2022	6,552,531	0.1
3,060,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	3,178,192	0.0
2,890,000		Dana, Inc., 5.375%, 11/15/2027	2,875,550	0.0
3,695,000		Dana, Inc., 5.625%, 06/15/2028	3,677,227	0.0
1,578,281		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	1,547,113	0.0
5,228,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	4,707,809	0.1
5,534,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	5,297,085	0.1
1,430,252		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,418,652	0.0
2,143,000		Dollar General Corp., 3.500%, 04/03/2030	2,405,368	0.0
499,000		Dollar General Corp., 4.125%, 04/03/2050	598,158	0.0
3,970,000		DR Horton, Inc., 4.750%, 02/15/2023	4,290,213	0.1
1,650,000		Falabella SA, 3.750%, 10/30/2027	1,678,851	0.0
1,642,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,554,087	0.0
3,266,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	3,107,844	0.0
1,375,000	(2)	Ford Motor Credit Co. LLC, 5.125%, 06/16/2025	1,381,573	0.0
2,200,000		General Motors Co., 5.400%, 04/01/2048	2,177,443	0.0
2,333,000		General Motors Co., 6.125%, 10/01/2025	2,624,769	0.0
3,665,000		General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,832,336	0.0
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,794,283	0.0
2,509,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	2,686,209	0.0
4,653,000	(1),(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	4,760,470	0.1
1,315,000		Hasbro, Inc., 2.600%, 11/19/2022	1,361,628	0.0
4,240,000		Home Depot, Inc./The, 3.300%, 04/15/2040	4,825,198	0.1
3,250,000		Home Depot, Inc./The, 4.500%, 12/06/2048	4,326,783	0.1
5,451,000	(2)	Lowe's Cos, Inc., 3.700%, 04/15/2046	6,105,198	0.1
2,795,000		McDonald's Corp., 3.500%, 07/01/2027	3,178,013	0.0
595,000		McDonald's Corp., 3.625%, 05/01/2043	655,706	0.0
2,325,000		McDonald's Corp., 3.625%, 09/01/2049	2,588,511	0.0
3,095,000		McDonald's Corp., 4.450%, 09/01/2048	3,830,273	0.0
2,431,000	(2)	MGM Resorts International, 4.625%, 09/01/2026	2,219,272	0.0
1,170,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	1,132,823	0.0
6,440,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	6,476,096	0.1
2,331,000		Ralph Lauren Corp., 1.700%, 06/15/2022	2,372,297	0.0
3,631,000		Ross Stores, Inc., 4.800%, 04/15/2030	4,358,989	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

4,240,000	(1),(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	3,794,800	0.0
865,000		Southwest Airlines Co., 3.450%, 11/16/2027	854,201	0.0
4,238,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	4,462,181	0.1
3,678,940		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,544,802	0.0
4,339,226		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,065,348	0.0
4,134,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	4,481,399	0.1
3,869,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	3,923,470	0.0
4,959,000		WW Grainger, Inc., 1.850%, 02/15/2025	5,186,353	0.1
			186,695,356	2.1

		Consumer, Non-cyclical: 6.3%
1,275,000		Abbott Laboratories, 2.950%, 03/15/2025	1,403,700	0.0
2,740,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	2,833,624	0.0
5,636,000	(1)	AbbVie, Inc., 2.600%, 11/21/2024	6,005,340	0.1
2,210,000		AbbVie, Inc., 2.900%, 11/06/2022	2,319,633	0.0
3,188,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	3,491,352	0.0
2,763,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	3,085,034	0.0
1,599,000		AbbVie, Inc., 3.375%, 11/14/2021	1,655,636	0.0
3,172,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	3,683,925	0.1
3,810,000		AbbVie, Inc., 4.300%, 05/14/2036	4,518,358	0.1
2,526,000		AbbVie, Inc., 4.450%, 05/14/2046	3,075,928	0.0
7,965,000		AbbVie, Inc., 4.500%, 05/14/2035	9,834,062	0.1
2,298,000	(1)	AbbVie, Inc., 4.625%, 10/01/2042	2,822,749	0.0
1,849,000		Aetna, Inc., 2.800%, 06/15/2023	1,949,546	0.0
1,764,000		Aetna, Inc., 4.500%, 05/15/2042	2,102,164	0.0
3,975,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	3,979,194	0.1
4,145,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	4,283,692	0.1
2,573,000	(1),(2)	Alcon Finance Corp., 2.600%, 05/27/2030	2,647,832	0.0
7,180,000		Altria Group, Inc., 3.800%, 02/14/2024	7,855,696	0.1
2,895,000		Altria Group, Inc., 4.800%, 02/14/2029	3,377,066	0.0
1,325,000		Altria Group, Inc., 5.800%, 02/14/2039	1,653,979	0.0
1,326,000		Altria Group, Inc., 5.950%, 02/14/2049	1,741,215	0.0
9,003,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	9,751,021	0.1
968,000	(2)	Amgen, Inc., 1.900%, 02/21/2025	1,012,096	0.0
3,014,000	(2)	Amgen, Inc., 2.300%, 02/25/2031	3,160,604	0.0
1,045,000	(2)	Amgen, Inc., 2.450%, 02/21/2030	1,106,974	0.0
10,519,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	12,415,003	0.1
10,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	12,269,237	0.1
1,960,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	2,260,837	0.0
4,324,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	5,468,423	0.1
4,460,000		Anthem, Inc., 3.300%, 01/15/2023	4,757,483	0.1
1,598,000		Anthem, Inc., 3.500%, 08/15/2024	1,749,623	0.0
1,293,000		Anthem, Inc., 3.700%, 09/15/2049	1,474,388	0.0
4,159,000		Anthem, Inc., 5.100%, 01/15/2044	5,495,697	0.1
5,220,000		AstraZeneca PLC, 2.375%, 11/16/2020	5,259,831	0.1
7,854,000		AstraZeneca PLC, 3.375%, 11/16/2025	8,832,939	0.1
1,005,000		BAT Capital Corp., 3.215%, 09/06/2026	1,080,612	0.0
3,580,000		BAT Capital Corp., 3.222%, 08/15/2024	3,838,258	0.1
7,473,000		BAT Capital Corp., 3.557%, 08/15/2027	8,090,789	0.1
4,970,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	4,720,854	0.1
3,275,000	(1),(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	3,326,352	0.0
6,336,000		Baxalta, Inc., 4.000%, 06/23/2025	7,180,382	0.1
6,487,000		Becton Dickinson and Co., 2.894%, 06/06/2022	6,714,542	0.1
2,720,000		Becton Dickinson and Co., 3.363%, 06/06/2024	2,934,356	0.0
2,334,000	(2)	Becton Dickinson and Co., 3.794%, 05/20/2050	2,604,831	0.0
3,451,000		Biogen, Inc., 3.150%, 05/01/2050	3,338,389	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,925,000		Boston Scientific Corp., 2.650%, 06/01/2030	6,161,992	0.1
1,327,000		Boston Scientific Corp., 4.000%, 03/01/2029	1,519,177	0.0
2,250,000	(1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	2,294,472	0.0
4,662,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	5,306,994	0.1
3,421,000	(1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	4,380,878	0.1
3,870,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	4,229,011	0.1
5,377,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	6,370,482	0.1
4,450,000		Centene Corp., 3.375%, 02/15/2030	4,500,174	0.1
6,698,000	(1)	Cigna Corp., 3.050%, 11/30/2022	7,063,717	0.1
8,636,000		Cigna Corp., 3.200%, 09/17/2020	8,684,623	0.1
3,471,000	(1)	Cigna Corp., 3.250%, 04/15/2025	3,794,159	0.1
2,145,000	(2)	Cigna Corp., 3.400%, 03/15/2050	2,321,725	0.0
1,882,000		Cigna Corp., 4.800%, 08/15/2038	2,388,488	0.0
4,165,000		Cigna Corp., 4.900%, 12/15/2048	5,514,531	0.1
4,125,000		Coca-Cola Co/The, 2.500%, 06/01/2040	4,278,462	0.1
4,767,000	(2)	Coca-Cola Co/The, 2.750%, 06/01/2060	4,832,339	0.1
2,587,000		CVS Health Corp., 3.700%, 03/09/2023	2,780,758	0.0
2,465,000		CVS Health Corp., 3.875%, 07/20/2025	2,770,028	0.0
4,783,000		CVS Health Corp., 4.300%, 03/25/2028	5,595,407	0.1
9,602,000		CVS Health Corp., 5.050%, 03/25/2048	12,510,414	0.1
7,379,000	(1)	Danone SA, 2.947%, 11/02/2026	8,096,310	0.1
8,925,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	8,881,491	0.1
2,074,000		DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	2,177,437	0.0
–	(2)	DH Europe Finance II Sarl, 3.400%, 11/15/2049	–	–
1,942,000		Diageo Capital PLC, 2.125%, 04/29/2032	2,016,139	0.0
997,000	(2)	Equifax, Inc., 2.600%, 12/15/2025	1,064,166	0.0
1,019,000		Equifax, Inc., 3.100%, 05/15/2030	1,085,450	0.0
3,460,000		General Mills, Inc., 3.700%, 10/17/2023	3,768,638	0.1
4,340,000	(2)	General Mills, Inc., 4.000%, 04/17/2025	4,913,429	0.1
7,000,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	7,324,163	0.1
3,420,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	3,575,257	0.0
11,343,000		Global Payments, Inc., 2.650%, 02/15/2025	12,054,202	0.1
3,076,000		HCA, Inc., 4.500%, 02/15/2027	3,431,896	0.0
1,449,000		HCA, Inc., 5.250%, 04/15/2025	1,666,323	0.0
2,194,000		HCA, Inc., 5.250%, 06/15/2049	2,647,850	0.0
2,657,000		HCA, Inc., 5.500%, 06/15/2047	3,241,837	0.0
2,509,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,557,503	0.0
1,173,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	1,200,777	0.0
4,873,000		Humana, Inc., 4.500%, 04/01/2025	5,575,758	0.1
1,671,000		IHS Markit Ltd., 4.250%, 05/01/2029	1,914,423	0.0
2,290,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,391,839	0.0
5,375,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	6,080,059	0.1
3,200,000	(2)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	3,492,580	0.0
1,789,000		Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	2,064,135	0.0
4,825,000	(1)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	4,858,747	0.1
3,495,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	4,326,211	0.1
1,500,000		Kroger Co., 3.875%, 10/15/2046	1,685,442	0.0
1,309,000		Kroger Co/The, 4.650%, 01/15/2048	1,653,205	0.0
251,000		Kroger Co/The, 5.150%, 08/01/2043	320,113	0.0
2,414,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	2,607,006	0.0
5,806,000		Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	6,127,932	0.1
1,434,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	1,568,455	0.0
1,280,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	1,561,113	0.0
3,336,000	(1)	Mars, Inc., 4.125%, 04/01/2054	4,246,995	0.1
1,484,000		Medtronic, Inc., 4.375%, 03/15/2035	1,940,521	0.0
3,392,000		Mondelez International, Inc., 2.750%, 04/13/2030	3,666,286	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,311,000		Moody's Corp., 3.250%, 05/20/2050	1,412,145	0.0
170,000		Mylan NV, 3.750%, 12/15/2020	171,816	0.0
4,946,000		Mylan, Inc., 5.200%, 04/15/2048	6,101,245	0.1
7,470,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	8,190,528	0.1
3,338,000		Perrigo Finance Unlimited Co., 3.150%, 06/15/2030	3,372,943	0.0
1,938,000		Pfizer, Inc., 2.550%, 05/28/2040	2,016,000	0.0
1,890,000		Pfizer, Inc., 2.700%, 05/28/2050	1,954,918	0.0
3,795,000		Pfizer, Inc., 3.200%, 09/15/2023	4,096,200	0.1
3,993,000		Philip Morris International, Inc., 2.100%, 05/01/2030	4,118,663	0.1
1,689,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,938,348	0.0
2,555,000		Philip Morris International, Inc., 4.375%, 11/15/2041	3,136,775	0.0
8,920,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	8,942,434	0.1
8,405,000	(1),(2)	Post Holdings, Inc., 5.500%, 12/15/2029	8,705,983	0.1
2,383,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	2,503,329	0.0
1,436,000	(2)	RELX Capital, Inc., 3.000%, 05/22/2030	1,556,955	0.0
6,443,000		RELX Capital, Inc., 4.000%, 03/18/2029	7,491,900	0.1
1,903,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,386,442	0.0
818,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,017,956	0.0
2,250,000	(1)	SC Johnson & Son, Inc., 4.750%, 10/15/2046	2,888,447	0.0
3,698,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	3,772,766	0.1
5,239,000	(2)	Stryker Corp., 2.900%, 06/15/2050	5,266,180	0.1
3,741,000		Sysco Corp., 5.950%, 04/01/2030	4,696,586	0.1
1,823,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	1,843,654	0.0
1,125,000		Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	1,134,778	0.0
1,375,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,382,603	0.0
7,240,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	7,560,327	0.1
8,680,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	8,589,728	0.1
9,510,000		Unilever Capital Corp., 3.000%, 03/07/2022	9,927,400	0.1
10,039,000	(2)	Unilever Capital Corp., 3.250%, 03/07/2024	10,939,338	0.1
4,500,000	(2)	United Rentals North America, Inc., 4.000%, 07/15/2030	4,358,093	0.1
4,325,000		United Rentals North America, Inc., 4.875%, 01/15/2028	4,439,894	0.1
2,117,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	2,464,353	0.0
1,483,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	1,819,839	0.0
2,310,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	2,939,268	0.0
2,828,000	(1)	Upjohn, Inc., 3.850%, 06/22/2040	3,043,509	0.0
2,828,000	(1)	Upjohn, Inc., 4.000%, 06/22/2050	3,040,305	0.0
2,025,000		Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	2,187,430	0.0
			567,653,843	6.3

		Energy: 3.8%
5,828,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	6,268,384	0.1
4,856,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	5,235,846	0.1
3,280,000		BP Capital Markets PLC, 4.742%, 03/11/2021	3,373,002	0.0
5,095,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	5,273,325	0.1
3,000,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	2,822,697	0.0
2,725,000		Cenovus Energy, Inc., 6.750%, 11/15/2039	2,683,832	0.0
4,095,000	(1),(2)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	4,200,994	0.1
2,150,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	2,415,179	0.0
1,680,000		Cimarex Energy Co., 4.375%, 06/01/2024	1,774,291	0.0
4,032,000	(2)	Continental Resources, Inc./OK, 3.800%, 06/01/2024	3,814,595	0.1
5,525,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	4,623,569	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,550,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,210,557	0.0
3,662,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	3,671,762	0.0
1,580,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	1,590,826	0.0
4,650,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	4,501,120	0.1
1,436,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	1,537,400	0.0
8,250,000		Ecopetrol SA, 6.875%, 04/29/2030	9,516,375	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,355,184	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	414,377	0.0
5,582,000	(2)	Enable Midstream Partners L.P., 4.150%, 09/15/2029	4,901,724	0.1
1,217,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	1,243,245	0.0
645,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	648,546	0.0
8,457,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	8,190,431	0.1
1,263,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,357,483	0.0
3,140,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	3,274,908	0.0
1,389,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	1,450,708	0.0
3,800,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,311,681	0.0
2,185,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,537,714	0.0
1,989,000		EOG Resources, Inc., 4.950%, 04/15/2050	2,598,587	0.0
8,950,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	9,061,875	0.1
430,000	(1),(2)	EQM Midstream Partners L.P., 6.500%, 07/01/2027	441,537	0.0
2,642,000	(2)	Equinor ASA, 3.125%, 04/06/2030	2,919,501	0.0
1,510,000		Exxon Mobil Corp., 2.726%, 03/01/2023	1,589,136	0.0
1,970,000		Exxon Mobil Corp., 2.995%, 08/16/2039	2,091,126	0.0
1,850,000		Exxon Mobil Corp., 4.227%, 03/19/2040	2,243,504	0.0
5,050,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	5,613,252	0.1
3,450,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	3,885,666	0.1
9,050,000		Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	9,027,375	0.1
163,000		Halliburton Co., 3.500%, 08/01/2023	170,809	0.0
136,000		Halliburton Co., 3.800%, 11/15/2025	147,409	0.0
5,735,000		Halliburton Co., 4.850%, 11/15/2035	6,038,137	0.1
5,775,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,279,735	0.1
2,650,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,008,081	0.0
1,575,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,787,822	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,421,444	0.0
3,850,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	4,314,548	0.1
2,663,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	2,698,940	0.0
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,480,570	0.0
1,020,000		MPLX L.P., 5.250%, 01/15/2025	1,060,766	0.0
2,833,000		Newfield Exploration Co., 5.375%, 01/01/2026	2,655,998	0.0
265,000		Noble Energy, Inc., 3.250%, 10/15/2029	239,768	0.0
4,468,000	(2)	Noble Energy, Inc., 4.200%, 10/15/2049	3,713,061	0.0
2,013,000		Noble Energy, Inc., 4.950%, 08/15/2047	1,796,837	0.0
4,867,000		Occidental Petroleum Corp., 2.900%, 08/15/2024	4,170,970	0.1
816,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	600,494	0.0
803,000		Occidental Petroleum Corp., 4.400%, 08/15/2049	561,036	0.0
2,023,000		ONEOK Partners L.P., 3.375%, 10/01/2022	2,096,025	0.0
1,910,000		ONEOK, Inc., 2.200%, 09/15/2025	1,876,917	0.0
5,335,000		Pertamina Persero PT, 3.100%, 01/21/2030	5,397,645	0.1
6,075,000	(1),(2)	Pertamina Persero PT, 3.100%, 01/21/2030	6,146,335	0.1
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	872,529	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

10,500,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	10,813,793	0.1
4,750,000		Petroleos del Peru SA, 4.750%, 06/19/2032	5,289,410	0.1
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,454,240	0.1
12,600,000	(1)	Petroleos Mexicanos, 5.950%, 01/28/2031	10,413,333	0.1
8,500,000		Petroleos Mexicanos, 6.500%, 03/13/2027	7,683,915	0.1
2,225,000	(2)	Petroleos Mexicanos, 6.500%, 01/23/2029	1,943,404	0.0
2,225,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,107,420	0.0
2,035,000		Phillips 66, 3.850%, 04/09/2025	2,258,064	0.0
10,116,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	9,854,698	0.1
2,140,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	2,111,744	0.0
662,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	702,132	0.0
3,468,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,705,968	0.0
1,450,000	(1),(2)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,486,072	0.0
1,890,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	2,028,234	0.0
2,203,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	2,466,532	0.0
5,190,000	(1),(2)	Schlumberger Investment SA, 2.400%, 08/01/2022	5,321,085	0.1
5,198,000		Schlumberger Investment SA, 2.650%, 06/26/2030	5,333,713	0.1
4,235,000		Shell International Finance BV, 3.250%, 05/11/2025	4,690,375	0.1
3,245,000		Shell International Finance BV, 4.125%, 05/11/2035	3,961,824	0.1
325,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	348,040	0.0
1,003,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	972,431	0.0
4,143,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	4,434,998	0.1
4,282,000		Total Capital International SA, 2.986%, 06/29/2041	4,374,035	0.1
4,687,000		Total Capital International SA, 3.127%, 05/29/2050	4,798,101	0.1
6,241,000		Total Capital International SA, 3.461%, 07/12/2049	6,755,694	0.1
1,290,000	(1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,380,464	0.0
4,932,000		Valero Energy Corp., 2.850%, 04/15/2025	5,207,693	0.1
10,875,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	12,056,461	0.1
1,356,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	1,511,269	0.0
1,846,000		Williams Partners L.P., 3.600%, 03/15/2022	1,919,302	0.0
2,768,000		Williams Partners L.P., 3.750%, 06/15/2027	2,954,268	0.0
8,255,000	(2)	WPX Energy, Inc., 5.750%, 06/01/2026	8,031,331	0.1
			339,577,233	3.8

		Financial: 11.9%
12,331,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	13,635,595	0.2
3,795,000		American Express Co., 3.700%, 08/03/2023	4,132,239	0.1
4,430,000		American International Group, Inc., 3.875%, 01/15/2035	5,087,294	0.1
2,017,000		American International Group, Inc., 4.200%, 04/01/2028	2,297,826	0.0
1,147,000		American International Group, Inc., 4.375%, 01/15/2055	1,320,244	0.0
4,050,000		American International Group, Inc., 4.500%, 07/16/2044	4,730,801	0.1
1,488,000		American International Group, Inc., 4.750%, 04/01/2048	1,796,343	0.0
1,247,000	(3)	American International Group, Inc., 5.750%, 04/01/2048	1,288,986	0.0
1,955,000		American Tower Corp., 2.750%, 01/15/2027	2,101,109	0.0
3,085,000		American Tower Corp., 3.700%, 10/15/2049	3,395,425	0.0
3,420,000	(1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	3,704,743	0.0
4,027,000	(2)	Arch Capital Group Ltd., 3.635%, 06/30/2050	4,233,222	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

3,460,000		Assurant, Inc., 3.700%, 02/22/2030	3,491,221	0.0
4,643,000		Assurant, Inc., 4.900%, 03/27/2028	5,079,956	0.1
8,605,000	(1),(2)	Athene Global Funding, 2.800%, 05/26/2023	8,782,698	0.1
3,452,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	3,468,842	0.0
2,332,000	(2)	AvalonBay Communities, Inc., 2.450%, 01/15/2031	2,489,364	0.0
4,600,000	(1),(2)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	4,534,220	0.1
4,250,000		Banco de Bogota SA, 6.250%, 05/12/2026	4,506,870	0.1
764,000		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	790,094	0.0
5,200,000		Banco Santander SA, 2.746%, 05/28/2025	5,392,441	0.1
4,600,000		Banco Santander SA, 3.125%, 02/23/2023	4,799,076	0.1
4,175,000	(2)	Bancolombia SA, 3.000%, 01/29/2025	4,095,842	0.1
1,495,000	(2),(3)	Bank of America Corp., 2.015%, 02/13/2026	1,546,997	0.0
3,615,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	3,794,066	0.0
3,402,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	3,606,298	0.0
4,297,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	4,429,642	0.1
3,625,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	4,003,925	0.1
2,750,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	3,064,545	0.0
7,787,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	7,973,036	0.1
2,300,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	2,458,596	0.0
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	2,149,154	0.0
1,718,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	1,970,532	0.0
2,645,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	3,231,982	0.0
2,903,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	3,639,241	0.0
7,307,000		Bank of America Corp., 4.183%, 11/25/2027	8,344,208	0.1
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	5,157,053	0.1
9,614,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	11,323,444	0.1
594,000	(2),(3)	Bank of America Corp., 5.125%, 12/31/2199	590,774	0.0
5,000,000	(3)	Bank of America Corp., 2.884%, 10/22/2030	5,413,547	0.1
5,594,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	6,025,437	0.1
2,940,000	(2)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	3,087,445	0.0
2,417,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	2,645,692	0.0
7,130,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	7,288,948	0.1
4,740,000	(2),(3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	4,742,962	0.1
3,962,000		Bank of Nova Scotia, 4.500%, 12/16/2025	4,508,261	0.1
3,395,000	(1),(2)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	3,580,198	0.0
2,980,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	3,223,120	0.0
4,548,000	(3)	Barclays PLC, 3.932%, 05/07/2025	4,916,162	0.1
2,475,000	(3)	Barclays PLC, 4.610%, 02/15/2023	2,606,647	0.0
5,060,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	6,494,081	0.1
2,394,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	2,536,117	0.0
5,150,000	(1),(3)	BNP Paribas SA, 2.219%, 06/09/2026	5,267,594	0.1
9,060,000	(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	9,494,297	0.1
2,000,000	(1),(3)	BNP Paribas SA, 3.052%, 01/13/2031	2,106,501	0.0
4,499,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	4,868,843	0.1
3,062,000		Boston Properties L.P., 3.250%, 01/30/2031	3,300,982	0.0
8,130,000	(1),(2)	BPCE SA, 2.700%, 10/01/2029	8,683,014	0.1
2,094,000	(1)	BPCE SA, 5.150%, 07/21/2024	2,339,459	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	7,857,795	0.1
4,814,000		Brookfield Finance LLC, 3.450%, 04/15/2050	4,627,046	0.1
3,394,000		Brookfield Finance, Inc., 4.350%, 04/15/2030	3,837,557	0.0
1,394,000	(2)	Camden Property Trust, 2.800%, 05/15/2030	1,509,113	0.0
11,000,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	11,489,923	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

12,153,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	12,566,740	0.1
2,002,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	2,148,556	0.0
2,119,000		Capital One Financial Corp., 3.650%, 05/11/2027	2,320,248	0.0
3,146,000		Capital One Financial Corp., 3.750%, 03/09/2027	3,476,745	0.0
2,160,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	2,432,791	0.0
9,025,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	9,905,224	0.1
3,329,000	(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	3,564,760	0.0
3,245,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	3,413,617	0.0
5,310,000		Citibank NA, 3.400%, 07/23/2021	5,471,772	0.1
2,787,000	(2),(3)	Citigroup, Inc., 1.678%, 05/15/2024	2,843,248	0.0
3,170,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	3,300,454	0.0
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,830,207	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,209,081	0.0
1,201,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	1,242,708	0.0
638,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	674,172	0.0
1,520,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,634,501	0.0
4,027,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	4,034,022	0.1
6,000,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	6,353,421	0.1
9,163,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	10,345,473	0.1
1,500,000		Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,655,956	0.0
3,150,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	3,449,707	0.0
5,284,000	(1),(2),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	5,362,970	0.1
4,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	4,459,211	0.1
3,222,000	(1),(2),(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	3,266,062	0.0
6,870,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	7,156,797	0.1
1,170,000	(1),(3)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,292,375	0.0
3,166,000	(1),(3)	Credit Suisse Group AG, 4.194%, 04/01/2031	3,620,337	0.0
1,441,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,614,594	0.0
2,470,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,528,762	0.0
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	3,389,992	0.0
3,611,000	(2)	Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,632,362	0.0
1,671,000	(2)	Crown Castle International Corp., 2.250%, 01/15/2031	1,686,915	0.0
1,033,000		Crown Castle International Corp., 4.150%, 07/01/2050	1,192,665	0.0
8,650,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	8,784,648	0.1
2,005,000	(1)	Danske Bank A/S, 5.000%, 01/12/2022	2,109,464	0.0
2,897,000		Discover Bank, 4.250%, 03/13/2026	3,261,329	0.0
2,404,000	(3)	Discover Bank, 4.682%, 08/09/2028	2,428,797	0.0
805,000		Discover Financial Services, 3.850%, 11/21/2022	853,360	0.0
3,568,000	(1)	Equitable Financial Life Global Funding, 1.400%, 07/07/2025	3,572,717	0.0
6,000,000		ERP Operating L.P., 2.500%, 02/15/2030	6,404,651	0.1
9,425,000	(1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	8,875,428	0.1
4,085,000		Essex Portfolio L.P., 3.000%, 01/15/2030	4,451,015	0.1
1,862,000	(2)	Essex Portfolio L.P., 3.250%, 05/01/2023	1,962,195	0.0
5,348,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	5,734,661	0.1
2,931,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	3,017,328	0.0
4,670,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	4,808,948	0.1
13,105,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	13,187,488	0.2
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	772,429	0.0
2,511,000	(1),(2)	GE Capital Funding LLC, 4.400%, 05/15/2030	2,613,972	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

4,509,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	4,582,837	0.1
2,426,000	(2)	Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	2,464,827	0.0
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	6,194,954	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	2,227,508	0.0
792,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,143,333	0.0
991,000	(1),(3)	Harborwalk Funding Trust, 5.077%, 02/15/2069	1,214,568	0.0
5,115,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	5,355,111	0.1
4,791,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	4,811,226	0.1
6,500,000	(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	6,572,175	0.1
1,308,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,357,182	0.0
8,523,000	(3)	HSBC Holdings PLC, 3.262%, 03/13/2023	8,831,955	0.1
3,435,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	3,713,169	0.0
2,924,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	3,247,665	0.0
4,593,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	5,078,505	0.1
4,085,000		HSBC Holdings PLC, 4.300%, 03/08/2026	4,614,685	0.1
1,883,000		HSBC Holdings PLC, 4.950%, 03/31/2030	2,258,818	0.0
4,831,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	4,804,840	0.1
6,599,000		ING Groep NV, 3.550%, 04/09/2024	7,186,110	0.1
3,146,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	3,214,613	0.0
3,571,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	3,656,500	0.0
2,889,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	3,585,770	0.0
2,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	2,462,500	0.0
9,423,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	9,759,678	0.1
5,000,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	5,240,835	0.1
7,367,000	(3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	7,797,306	0.1
3,604,000	(2)	JPMorgan Chase & Co., 2.550%, 10/29/2020	3,622,508	0.0
8,459,000	(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	8,809,693	0.1
9,040,000	(3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	9,285,444	0.1
10,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,726	0.0
4,270,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,631,889	0.1
3,700,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	4,104,673	0.1
4,145,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	4,972,712	0.1
2,200,000	(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	2,693,073	0.0
11,251,000	(3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	10,045,455	0.1
4,236,000	(3)	JPMorgan Chase & Co., 5.000%, 12/31/2199	4,077,900	0.1
2,990,000		Kilroy Realty L.P., 3.450%, 12/15/2024	3,138,122	0.0
4,649,000		Kimco Realty Corp., 3.700%, 10/01/2049	4,309,846	0.1
2,838,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	2,825,145	0.0
2,813,000	(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	2,981,683	0.0
2,545,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,630,303	0.0
2,849,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,967,533	0.0
5,378,000		Loews Corp., 3.200%, 05/15/2030	5,848,645	0.1
3,097,000	(1)	Macquarie Bank Ltd., 3.624%, 06/03/2030	3,251,374	0.0
4,479,000	(2)	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	4,631,245	0.1
2,576,000		Mitsubishi UFJ Financial Group, Inc., 2.559%, 02/25/2030	2,691,808	0.0
725,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	777,006	0.0
4,700,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	4,900,121	0.1
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,762,790	0.1
3,417,000	(3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,505,987	0.0
3,080,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	3,131,714	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

660,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	728,965	0.0
5,414,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	5,637,068	0.1
6,933,000		Morgan Stanley, 2.750%, 05/19/2022	7,210,114	0.1
4,751,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	5,437,562	0.1
3,840,000		Morgan Stanley, 3.700%, 10/23/2024	4,261,666	0.1
3,210,000		Morgan Stanley, 3.875%, 04/29/2024	3,551,453	0.0
3,524,000		Morgan Stanley, 4.000%, 07/23/2025	3,998,248	0.1
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	3,081,872	0.0
4,155,000		Morgan Stanley, 5.500%, 07/28/2021	4,376,262	0.1
1,970,000	(3)	Morgan Stanley, 5.597%, 03/24/2051	2,992,515	0.0
4,390,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	4,524,575	0.1
5,540,000		MUFG Union Bank NA, 3.150%, 04/01/2022	5,772,580	0.1
2,990,000	(1),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,264,229	0.0
4,651,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	4,760,137	0.1
5,105,000	(1),(2)	Nationwide Building Society, 2.000%, 01/27/2023	5,260,367	0.1
4,500,000		Navient Corp., 5.000%, 03/15/2027	3,789,878	0.0
1,000,000	(1),(2),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	953,000	0.0
3,915,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	4,225,028	0.1
1,345,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,369,472	0.0
4,988,000	(1),(2)	Nordea Bank Abp, 1.000%, 06/09/2023	5,046,029	0.1
DKK 4	(4)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	–	–
3,885,000	(2)	Northern Trust Corp., 1.950%, 05/01/2030	4,002,250	0.1
4,068,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	4,532,764	0.1
7,860,000		ORIX Corp., 3.250%, 12/04/2024	8,489,225	0.1
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,620,907	0.0
2,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	2,463,405	0.0
2,626,000	(2)	Prologis L.P., 2.250%, 04/15/2030	2,768,053	0.0
2,335,000		Prologis L.P., 3.000%, 04/15/2050	2,474,724	0.0
8,675,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	9,047,201	0.1
3,576,000	(2)	Realty Income Corp., 3.250%, 01/15/2031	3,876,431	0.0
3,152,000		Regency Centers L.P., 2.950%, 09/15/2029	3,201,155	0.0
3,622,000		Regency Centers L.P., 3.700%, 06/15/2030	3,901,408	0.0
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,284,871	0.0
4,410,000		Royal Bank of Canada, 0.956%, (US0003M + 0.660%), 10/05/2023	4,419,286	0.1
9,225,000		Royal Bank of Canada, 2.250%, 11/01/2024	9,723,808	0.1
5,550,000		Royal Bank of Canada, 3.700%, 10/05/2023	6,067,552	0.1
2,910,000	(3)	Royal Bank of Scotland Group PLC, 3.073%, 05/22/2028	3,059,339	0.0
9,148,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	9,868,829	0.1
459,000	(3)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	499,323	0.0
3,017,000	(3)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	3,280,431	0.0
1,690,000		Santander UK PLC, 3.400%, 06/01/2021	1,735,151	0.0
3,572,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	3,750,016	0.0
2,534,000	(1),(2)	Scentre Group Trust 1 / Scentre Group Trust 2, 4.375%, 05/28/2030	2,789,342	0.0
3,213,000	(2)	State Street Corp., 2.400%, 01/24/2030	3,458,968	0.0
5,250,000	(3)	State Street Corp., 3.031%, 11/01/2034	5,650,580	0.1
5,224,000		Sumitomo Mitsui Financial Group, Inc., 2.130%, 07/08/2030	5,246,810	0.1
3,225,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,388,319	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	328,191	0.0
2,904,000	(1)	Swedbank AB, 1.300%, 06/02/2023	2,940,998	0.0
2,878,000		Toronto-Dominion Bank/The, 2.650%, 06/12/2024	3,081,663	0.0
5,920,000	(2)	Toronto-Dominion Bank/The, 3.150%, 09/17/2020	5,955,376	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

9,340,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	10,184,062	0.1
6,822,000	(2)	Toronto-Dominion Bank/The, 3.500%, 07/19/2023	7,463,400	0.1
1,354,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	1,668,469	0.0
4,600,000		Truist Bank, 2.250%, 03/11/2030	4,651,589	0.1
3,293,000		Truist Bank, 3.200%, 04/01/2024	3,572,206	0.0
9,310,000	(3)	Truist Financial Corp., 4.800%, 12/31/2199	8,583,146	0.1
2,705,000	(3)	Truist Financial Corp., 4.950%, 12/31/2199	2,772,625	0.0
3,609,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	3,735,676	0.0
1,575,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	1,450,751	0.0
7,048,000	(1)	UBS AG/London, 1.750%, 04/21/2022	7,182,894	0.1
7,760,000	(1)	UBS AG/London, 2.450%, 12/01/2020	7,810,441	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	1,640,081	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,461,071	0.0
7,779,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	8,064,147	0.1
2,565,000	(1),(2),(3)	UBS Group AG, 3.126%, 08/13/2030	2,772,671	0.0
4,458,000		UDR, Inc., 3.000%, 08/15/2031	4,755,886	0.1
5,000,000		US Bank NA/Cincinnati OH, 2.050%, 01/21/2025	5,304,259	0.1
4,048,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	4,173,103	0.1
5,017,000	(3)	Wells Fargo & Co., 2.393%, 06/02/2028	5,187,650	0.1
9,435,000	(2),(3)	Wells Fargo & Co., 2.406%, 10/30/2025	9,827,879	0.1
10,000,000	(2),(3)	Wells Fargo & Co., 2.879%, 10/30/2030	10,695,617	0.1
3,788,000	(2),(3)	Wells Fargo & Co., 3.068%, 04/30/2041	3,956,238	0.1
6,670,000		Wells Fargo & Co., 3.750%, 01/24/2024	7,292,747	0.1
4,723,000		Wells Fargo & Co., 4.125%, 08/15/2023	5,148,741	0.1
1,556,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,992,290	0.0
3,115,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	4,320,894	0.1
4,455,000	(3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	4,527,938	0.1
12,450,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	12,929,998	0.1
2,270,000	(2)	Westpac Banking Corp., 2.350%, 02/19/2025	2,413,332	0.0
372,000		Willis Towers Watson PLC, 5.750%, 03/15/2021	383,936	0.0
6,680,000		XLIT Ltd., 4.450%, 03/31/2025	7,532,997	0.1
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	2,691,926	0.0
2,296,000	(2)	XLIT Ltd., 5.500%, 03/31/2045	3,080,297	0.0
			1,076,163,978	11.9

		Industrial: 2.5%
1,335,000		3M Co., 3.700%, 04/15/2050	1,592,206	0.0
6,505,000		AECOM, 5.125%, 03/15/2027	7,016,033	0.1
8,620,000	(1)	Airbus Finance BV, 2.700%, 04/17/2023	8,942,347	0.1
5,435,000		Amphenol Corp., 2.800%, 02/15/2030	5,789,532	0.1
2,027,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	1,906,458	0.0
3,878,000	(1),(2)	BAE Systems PLC, 3.400%, 04/15/2030	4,237,955	0.1
2,530,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	2,777,434	0.0
1,269,000		Boeing Co/The, 3.850%, 11/01/2048	1,138,002	0.0
2,575,000		Boeing Co/The, 4.875%, 05/01/2025	2,806,782	0.0
2,599,000		Boeing Co/The, 5.805%, 05/01/2050	3,073,576	0.0
2,600,000		Boeing Co/The, 5.930%, 05/01/2060	3,085,222	0.0
9,445,000	(1),(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	8,900,449	0.1
4,885,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	5,882,261	0.1
1,165,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,472,830	0.0
2,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,780,457	0.1
5,082,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	5,183,826	0.1
2,965,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	2,978,064	0.0
3,085,000	(1)	Carrier Global Corp., 3.577%, 04/05/2050	3,023,640	0.0
5,615,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	5,797,348	0.1
8,612,000	(1)	CCL Industries, Inc., 3.050%, 06/01/2030	8,828,630	0.1
200,000		Cemex SAB de CV, 6.125%, 05/05/2025	194,771	0.0
2,715,000		CSX Corp., 4.650%, 03/01/2068	3,545,536	0.0
890,000		CSX Corp., 4.500%, 08/01/2054	1,129,884	0.0
1,428,000		FedEx Corp., 3.900%, 02/01/2035	1,547,200	0.0
4,000,000		FedEx Corp., 4.050%, 02/15/2048	4,116,066	0.1
2,096,000	(2)	FedEx Corp., 4.250%, 05/15/2030	2,398,153	0.0
2,647,000		FedEx Corp., 4.400%, 01/15/2047	2,814,761	0.0
2,800,000	(2)	GATX Corp., 4.000%, 06/30/2030	3,014,814	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,327,000		General Dynamics Corp., 3.500%, 04/01/2027	6,106,176	0.1
3,392,000	(2)	General Dynamics Corp., 3.625%, 04/01/2030	3,975,748	0.1
2,518,000	(2)	General Electric Co., 3.625%, 05/01/2030	2,525,433	0.0
5,925,000		Honeywell International, Inc., 1.950%, 06/01/2030	6,198,754	0.1
2,268,000		Honeywell International, Inc., 2.800%, 06/01/2050	2,426,265	0.0
3,350,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,526,086	0.0
2,786,000		Lockheed Martin Corp., 2.800%, 06/15/2050	2,947,560	0.0
2,966,000		Lockheed Martin Corp., 4.070%, 12/15/2042	3,813,979	0.1
3,379,000		Norfolk Southern Corp., 3.650%, 08/01/2025	3,818,722	0.1
434,000		Northrop Grumman Corp., 2.930%, 01/15/2025	469,146	0.0
1,605,000		Packaging Corp. of America, 3.000%, 12/15/2029	1,744,615	0.0
2,395,000	(2)	Packaging Corp. of America, 4.050%, 12/15/2049	2,864,911	0.0
2,270,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	2,432,734	0.0
2,335,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,514,089	0.0
3,686,000	(1)	Raytheon Technologies Corp., 3.500%, 03/15/2027	4,149,418	0.1
211,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	228,541	0.0
8,741,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	10,839,307	0.1
534,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	722,463	0.0
792,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	1,151,077	0.0
1,678,000	(2)	Roper Technologies, Inc., 2.000%, 06/30/2030	1,681,049	0.0
5,565,000	(1),(2)	Sealed Air Corp., 4.000%, 12/01/2027	5,578,912	0.1
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,581,777	0.0
2,540,000	(1)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	2,602,259	0.0
4,770,000	(1),(2)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	4,732,746	0.1
1,125,000	(1)	Standard Industries, Inc./NJ, 4.750%, 01/15/2028	1,143,737	0.0
2,885,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	2,929,443	0.0
6,290,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	6,638,971	0.1
4,150,000	(1),(2)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	4,113,252	0.1
2,720,000		Textron, Inc., 3.000%, 06/01/2030	2,713,068	0.0
5,745,000	(1)	TTX Co., 3.600%, 01/15/2025	6,322,693	0.1
1,000,000	(2)	Union Pacific Corp., 2.400%, 02/05/2030	1,071,095	0.0
2,700,000		Union Pacific Corp., 3.250%, 02/05/2050	2,966,942	0.0
3,920,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,970,840	0.1
951,000		United Parcel Service, Inc., 2.500%, 04/01/2023	997,781	0.0
2,431,000		United Parcel Service, Inc., 2.800%, 11/15/2024	2,635,399	0.0
2,209,000	(1)	Vinci SA, 3.750%, 04/10/2029	2,550,011	0.0
3,540,000		WRKCo, Inc., 3.000%, 06/15/2033	3,701,236	0.1
			228,360,472	2.5

		Technology: 1.9%
3,569,000	(2)	Amdocs Ltd., 2.538%, 06/15/2030	3,562,163	0.1
562,000		Analog Devices, Inc., 3.500%, 12/05/2026	628,783	0.0
5,675,000		Apple, Inc., 2.400%, 01/13/2023	5,959,600	0.1
2,605,000		Apple, Inc., 2.650%, 05/11/2050	2,699,360	0.0
4,128,000		Apple, Inc., 3.450%, 02/09/2045	4,832,344	0.1
7,492,000		Apple, Inc., 3.750%, 09/12/2047	9,022,684	0.1
5,095,000		Apple, Inc., 3.750%, 11/13/2047	6,214,308	0.1
963,000		Apple, Inc., 4.450%, 05/06/2044	1,286,926	0.0
5,735,000	(1)	Broadcom, Inc., 4.300%, 11/15/2032	6,346,157	0.1
3,840,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	4,110,267	0.1
2,143,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,458,701	0.0
2,695,000		Fiserv, Inc., 2.750%, 07/01/2024	2,875,325	0.0
7,158,000		Fiserv, Inc., 3.200%, 07/01/2026	7,928,915	0.1
2,895,000		HP, Inc., 4.050%, 09/15/2022	3,101,889	0.0
2,000,000	(2)	IBM Credit LLC, 3.000%, 02/06/2023	2,128,112	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,289,000		International Business Machines Corp., 2.875%, 11/09/2022	2,419,628	0.0
2,139,000	(1)	Infor, Inc., 1.450%, 07/15/2023	2,158,262	0.0
2,496,000	(1)	Infor, Inc., 1.750%, 07/15/2025	2,509,392	0.0
1,975,000		Intel Corp., 3.100%, 02/15/2060	2,185,702	0.0
11,150,000		Intel Corp., 3.250%, 11/15/2049	12,723,689	0.2
3,083,000		International Business Machines Corp., 2.950%, 05/15/2050	3,175,879	0.0
7,595,000		International Business Machines Corp., 3.300%, 05/15/2026	8,553,278	0.1
1,805,000		Lam Research Corp., 2.875%, 06/15/2050	1,870,833	0.0
1,212,000		Lam Research Corp., 3.125%, 06/15/2060	1,283,141	0.0
5,223,000	(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	5,378,841	0.1
6,701,000		Microsoft Corp., 2.400%, 08/08/2026	7,321,527	0.1
6,002,000		Microsoft Corp., 2.525%, 06/01/2050	6,242,810	0.1
9,677,000		Microsoft Corp., 3.700%, 08/08/2046	12,158,713	0.1
4,239,000		NetApp, Inc., 1.875%, 06/22/2025	4,299,123	0.1
1,820,000		NVIDIA Corp., 3.500%, 04/01/2040	2,130,912	0.0
2,425,000	(2)	NVIDIA Corp., 3.500%, 04/01/2050	2,826,443	0.0
1,855,000		NVIDIA Corp., 3.700%, 04/01/2060	2,216,078	0.0
2,761,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	2,977,081	0.0
3,692,000		Oracle Corp., 3.600%, 04/01/2040	4,205,591	0.1
370,000		Oracle Corp., 3.850%, 07/15/2036	432,163	0.0
8,841,000		Oracle Corp., 4.000%, 11/15/2047	10,491,879	0.1
1,605,000		VMware, Inc., 4.650%, 05/15/2027	1,777,636	0.0
5,108,000		Xilinx, Inc., 2.375%, 06/01/2030	5,273,069	0.1
			167,767,204	1.9

		Utilities: 4.4%
1,059,000	(2)	AEP Texas, Inc., 3.450%, 01/15/2050	1,151,566	0.0
3,943,000	(1)	AES Corp./The, 3.950%, 07/15/2030	4,177,116	0.1
3,770,000		Alabama Power Co., 3.375%, 10/01/2020	3,797,819	0.1
2,480,000		Alabama Power Co., 3.450%, 10/01/2049	2,763,035	0.0
1,927,000		Ameren Corp., 2.700%, 11/15/2020	1,938,900	0.0
640,000		American Electric Power Co., Inc., 2.950%, 12/15/2022	673,053	0.0
3,136,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	3,243,484	0.0
7,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	9,327,388	0.1
5,385,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,706,277	0.1
2,011,000	(2)	Appalachian Power Co., 3.700%, 05/01/2050	2,214,938	0.0
2,595,000		Arizona Public Service Co., 4.200%, 08/15/2048	3,131,917	0.0
9,776,000		Avangrid, Inc., 3.200%, 04/15/2025	10,694,761	0.1
2,887,000		Avangrid, Inc., 3.800%, 06/01/2029	3,357,359	0.0
2,510,000	(2)	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	2,672,599	0.0
1,000,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,069,488	0.0
3,615,000		Black Hills Corp., 2.500%, 06/15/2030	3,700,765	0.1
3,250,000		Black Hills Corp., 3.050%, 10/15/2029	3,444,615	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,874,785	0.0
2,750,000		Black Hills Corp., 4.350%, 05/01/2033	3,133,001	0.0
1,432,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	1,495,436	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	633,187	0.0
6,300,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	6,170,850	0.1
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,375,413	0.0
5,860,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	5,986,609	0.1
2,519,000		Commonwealth Edison Co., 3.750%, 08/15/2047	2,999,335	0.0
1,864,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	2,153,522	0.0
2,591,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,297,760	0.0
831,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,128,383	0.0
4,148,000		Consumers Energy Co., 2.500%, 05/01/2060	3,968,906	0.1
633,000	(2)	Delmarva Power & Light Co., 3.500%, 11/15/2023	689,783	0.0
4,865,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	4,768,100	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

3,860,000	(2)	DTE Electric Co., 2.250%, 03/01/2030	4,067,656	0.1
7,263,000		DTE Electric Co., 2.950%, 03/01/2050	7,614,810	0.1
1,790,000	(2)	DTE Electric Co., 3.950%, 03/01/2049	2,182,919	0.0
1,210,000		DTE Electric Co., 4.050%, 05/15/2048	1,494,050	0.0
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,711,692	0.0
2,322,000	(2)	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,608,684	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,765,733	0.0
2,185,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	2,637,000	0.0
2,155,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	2,155,466	0.0
3,030,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	3,835,457	0.1
3,500,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,885,622	0.1
1,890,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,959,730	0.0
3,723,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	4,364,086	0.1
4,000,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	4,833,234	0.1
3,677,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	4,563,211	0.1
1,200,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,397,576	0.0
1,869,000		Entergy Corp., 2.800%, 06/15/2030	1,972,531	0.0
3,323,000		Entergy Corp., 2.950%, 09/01/2026	3,669,879	0.1
3,860,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,869,809	0.1
5,263,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	6,694,381	0.1
464,000		Entergy Mississippi LLC, 3.100%, 07/01/2023	488,392	0.0
2,172,000		Entergy Texas, Inc., 4.000%, 03/30/2029	2,523,443	0.0
1,758,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	1,807,107	0.0
6,480,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	7,094,873	0.1
2,033,000	(2)	Essential Utilities, Inc., 2.704%, 04/15/2030	2,129,549	0.0
2,882,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	3,112,496	0.0
2,520,000		Evergy Metro, Inc., 2.250%, 06/01/2030	2,643,075	0.0
6,159,000		Eversource Energy, 2.900%, 10/01/2024	6,613,630	0.1
2,871,000	(2)	Eversource Energy, 3.450%, 01/15/2050	3,090,240	0.0
3,617,000		Exelon Corp., 3.497%, 06/01/2022	3,776,785	0.1
1,060,000		Exelon Corp., 4.050%, 04/15/2030	1,226,164	0.0
1,585,000	(2)	Exelon Corp., 4.700%, 04/15/2050	2,022,589	0.0
1,116,000		Exelon Generation Co. LLC, 3.250%, 06/01/2025	1,204,355	0.0
3,475,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,606,533	0.0
1,519,000		FirstEnergy Corp., 4.250%, 03/15/2023	1,643,609	0.0
1,725,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	1,863,816	0.0
3,055,000		Georgia Power Co., 2.200%, 09/15/2024	3,208,352	0.0
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,374,047	0.0
1,444,000		Idaho Power Co., 4.200%, 03/01/2048	1,814,671	0.0
6,060,000		Inkia Energy Ltd., 5.875%, 11/09/2027	6,003,187	0.1
2,870,000		Interstate Power and Light Co., 2.300%, 06/01/2030	2,936,731	0.0
4,400,000		Interstate Power and Light Co., 3.250%, 12/01/2024	4,780,980	0.1
3,462,000	(1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	3,764,936	0.1
3,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,704,308	0.1
3,950,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	4,038,164	0.1
1,423,000		Kentucky Utilities Co., 3.300%, 06/01/2050	1,527,708	0.0
2,862,000	(2)	LG&E and KU Energy LLC, 3.750%, 11/15/2020	2,872,883	0.0
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	2,059,620	0.0
2,430,000	(2)	MidAmerican Energy Co., 3.150%, 04/15/2050	2,683,189	0.0
1,702,000		MidAmerican Energy Co., 3.500%, 10/15/2024	1,891,606	0.0
4,552,000		Mississippi Power Co., 4.250%, 03/15/2042	5,370,411	0.1
271,000		Mississippi Power Co., 4.750%, 10/15/2041	322,582	0.0
3,392,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,824,484	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,880,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	2,888,489	0.0
5,049,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	5,483,023	0.1
6,788,000		NiSource, Inc., 3.600%, 05/01/2030	7,771,830	0.1
1,901,000		NiSource, Inc., 5.950%, 06/15/2041	2,622,711	0.0
4,760,000		NiSource, Inc., 3.650%, 06/15/2023	5,145,662	0.1
3,175,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	3,356,975	0.0
555,000		NSTAR Electric Co., 2.375%, 10/15/2022	574,696	0.0
1,137,000		Ohio Power Co., 5.375%, 10/01/2021	1,204,899	0.0
1,861,000	(5)	Pacific Gas and Electric Co., 4.250%, 03/15/2046	2,052,767	0.0
1,472,000	(5)	Pacific Gas and Electric Co., 4.300%, 03/15/2045	1,629,202	0.0
2,484,000	(5)	Pacific Gas and Electric Co., 4.450%, 04/15/2042	2,774,119	0.0
1,138,000		PECO Energy Co., 4.150%, 10/01/2044	1,411,592	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	867,045	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,085,867	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,191,177	0.1
2,035,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	2,230,245	0.0
7,000,000		PNM Resources, Inc., 3.250%, 03/09/2021	7,105,277	0.1
4,226,000		PPL Capital Funding, Inc., 4.125%, 04/15/2030	4,817,576	0.1
5,924,000		Public Service Electric and Gas Co., 3.250%, 09/01/2023	6,392,572	0.1
6,952,000		Public Service Electric and Gas Co., 3.000%, 05/15/2025	7,608,391	0.1
1,168,000	(1)	Puget Energy, Inc., 4.100%, 06/15/2030	1,291,813	0.0
2,758,000	(2)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	2,818,918	0.0
3,937,000		Sempra Energy, 3.800%, 02/01/2038	4,261,150	0.1
3,344,000	(2),(3)	Sempra Energy, 4.875%, 12/31/2199	3,352,360	0.0
5,750,000	(2)	Sierra Pacific Power Co., 2.600%, 05/01/2026	6,255,161	0.1
435,000		Southern California Edison Co., 2.400%, 02/01/2022	441,927	0.0
1,570,000	(2)	Southern California Edison Co., 3.650%, 02/01/2050	1,732,516	0.0
980,000		Southern California Edison Co., 3.875%, 06/01/2021	1,002,853	0.0
813,000		Southern California Edison Co., 4.050%, 03/15/2042	929,117	0.0
1,444,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,719,858	0.0
1,680,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,235,947	0.0
3,690,000		Tampa Electric Co., 5.400%, 05/15/2021	3,829,816	0.1
1,710,000		Tucson Electric Power Co., 4.850%, 12/01/2048	2,234,058	0.0
2,500,000		Union Electric Co., 3.250%, 10/01/2049	2,725,333	0.0
1,945,000		Union Electric Co., 3.500%, 03/15/2029	2,252,739	0.0
2,260,000		Union Electric Co., 3.900%, 09/15/2042	2,629,428	0.0
1,915,000		Virginia Electric and Power Co., 3.450%, 09/01/2022	2,012,347	0.0
5,165,000		Virginia Electric and Power Co., 3.800%, 09/15/2047	6,057,786	0.1
3,485,000		Washington Gas Light Co., 3.650%, 09/15/2049	3,872,492	0.1
763,000		WEC Energy Group, Inc., 3.100%, 03/08/2022	794,834	0.0
3,590,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	3,971,226	0.1
			400,683,985	4.4

	Total Corporate Bonds/Notes
	(Cost $3,240,614,049)		3,420,185,420	37.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 21.7%
961,516	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.874%, 09/25/2044	958,242	0.0
2,808,625		Alternative Loan Trust 2004-J7 MI, 1.205%, (US0001M + 1.020%), 10/25/2034	2,695,958	0.0
2,678,137		Alternative Loan Trust 2005-10CB 1A1, 0.685%, (US0001M + 0.500%), 05/25/2035	2,127,278	0.0
2,259,285		Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290%), 11/20/2035	2,036,463	0.0
681,868		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	606,610	0.0
862,633		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	838,681	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,594,636		Alternative Loan Trust 2005-J2 1A12, 0.585%, (US0001M + 0.400%), 04/25/2035	1,294,862	0.0
754,865		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	543,491	0.0
169,119		Alternative Loan Trust 2006-18CB A10, 0.585%, (US0001M + 0.400%), 07/25/2036	78,695	0.0
1,031,116		Alternative Loan Trust 2006-19CB A28, 0.785%, (US0001M + 0.600%), 08/25/2036	576,300	0.0
894,696		Alternative Loan Trust 2006-HY11 A1, 0.305%, (US0001M + 0.120%), 06/25/2036	824,951	0.0
1,105,406		Alternative Loan Trust 2007-23CB A3, 0.685%, (US0001M + 0.500%), 09/25/2037	440,697	0.0
2,807,688		Alternative Loan Trust 2007-2CB 2A1, 0.785%, (US0001M + 0.600%), 03/25/2037	1,390,392	0.0
1,071,142		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	713,512	0.0
1,060,139		Alternative Loan Trust 2007-8CB A3, 0.685%, (US0001M + 0.500%), 05/25/2037	531,545	0.0
1,944,967		American Home Mortgage Assets Trust 2007-4 A4, 0.475%, (US0001M + 0.290%), 08/25/2037	1,691,961	0.0
2,339,886	(1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,375,630	0.0
973,096		Banc of America Funding 2007-2 1A16 Trust, 0.785%, (US0001M + 0.600%), 03/25/2037	734,855	0.0
1,032,269	(6)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	189,634	0.0
1,329,543	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.769%, 05/25/2035	1,294,653	0.0
1,766,840	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.842%, 09/25/2035	1,609,654	0.0
3,344,456		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.375%, (US0001M + 0.190%), 01/25/2037	2,881,627	0.0
1,896,764	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.951%, 03/25/2050	1,900,882	0.0
2,215,689	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.951%, 03/25/2050	2,304,987	0.0
1,794,667	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.819%, 11/25/2034	1,750,578	0.0
654,319		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	506,829	0.0
1,203,814	(1),(3)	CIM Trust 2019-INV1 A1, 3.845%, 02/25/2049	1,243,858	0.0
1,165,438	(1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,207,310	0.0
5,207,896	(1),(3)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	5,357,234	0.1
2,957,233	(1),(3)	CIM Trust 2019-J2 B2, 3.841%, 10/25/2049	2,844,829	0.0
985,744	(1),(3)	CIM Trust 2019-J2 B3, 3.841%, 10/25/2049	869,088	0.0
2,600,000	(1),(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,613,515	0.0
1,239,344		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,248,119	0.0
1,260,479	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.359%, 11/25/2036	1,067,463	0.0
582,791	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.934%, 09/25/2037	548,714	0.0
1,533,804	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,547,470	0.0
1,680,000	(1),(3)	COLT 2018-2 M1 Mortgage Loan Trust, 4.189%, 07/27/2048	1,672,375	0.0
1,550,000	(1),(3)	COLT 2018-3 M1 Mortgage Loan Trust, 4.283%, 10/26/2048	1,566,030	0.0
2,000,000	(1),(3)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	2,002,940	0.0
1,637,959	(1),(3)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,650,936	0.0
401,080	(1),(3)	COLT 2018-4 A1 Mortgage Loan Trust, 4.006%, 12/28/2048	408,778	0.0
7,550,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.185%, (US0001M + 2.000%), 01/25/2040	7,243,019	0.1
519,830		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.685%, (US0001M + 0.500%), 11/25/2035	242,067	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,262,410		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.905%, (US0001M + 0.720%), 11/25/2035	5,107,273	0.1
1,662,900	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,566,683	0.0
1,548,092	(1),(3)	CSMC Trust 2015-2 B3, 3.923%, 02/25/2045	1,539,324	0.0
1,800,000	(1),(3)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,749,796	0.0
1,360,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,354,376	0.0
1,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,011,469	0.0
2,300,000	(1),(3)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,284,864	0.0
1,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	986,199	0.0
3,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	2,843,364	0.0
86,724,213	(3),(6)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.837%, 04/25/2037	3,312,145	0.1
3,046,870	(1),(3)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	3,064,899	0.0
3,900,000	(1),(3)	Ellington Financial Mortgage Trust 2020-1 A1, 2.006%, 06/25/2065	3,919,280	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.835%, (US0001M + 3.650%), 02/25/2040	760,072	0.0
4,334,432	(6)	Fannie Mae 2008-12 SC, 6.166%, (-1.000*US0001M + 6.350%), 03/25/2038	956,394	0.0
8,453,088		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	9,707,310	0.1
788,269		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	844,467	0.0
5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	7,120,636	0.1
4,676,557		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	4,983,712	0.1
3,727,595		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	4,210,298	0.1
26,009,219	(6)	Fannie Mae 2016-82 SD, 5.866%, (-1.000*US0001M + 6.050%), 11/25/2046	6,061,300	0.1
5,050,906		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	5,327,857	0.1
15,436,620	(6)	Fannie Mae 2018-86 US, 6.406%, (-1.000*US0001M + 6.590%), 09/25/2040	3,964,076	0.1
19,505,775		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.435%, (US0001M + 4.250%), 04/25/2029	20,550,005	0.2
6,428,314		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.185%, (US0001M + 4.000%), 05/25/2025	6,545,028	0.1
170,012		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.185%, (US0001M + 4.000%), 05/25/2025	172,865	0.0
1,186,012		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.185%, (US0001M + 5.000%), 07/25/2025	1,220,383	0.0
8,733,050		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.735%, (US0001M + 5.550%), 04/25/2028	9,320,646	0.1
3,030,571		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.485%, (US0001M + 4.300%), 02/25/2025	3,080,684	0.0
531,285		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.135%, (US0001M + 6.950%), 08/25/2028	564,803	0.0
15,836,879		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.435%, (US0001M + 4.250%), 01/25/2029	16,527,747	0.2
16,177,763		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450%), 01/25/2029	16,663,767	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

9,788,212		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350%), 05/25/2029	10,211,282	0.1
3,158,770		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.735%, (US0001M + 3.550%), 07/25/2029	3,238,838	0.0
14,973,599		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650%), 09/25/2029	15,111,002	0.2
5,168,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000%), 10/25/2029	5,246,976	0.1
10,428,698		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.035%, (US0001M + 2.850%), 11/25/2029	10,342,644	0.1
14,882,102		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.385%, (US0001M + 2.200%), 01/25/2030	14,702,498	0.2
1,273,092		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.835%, (US0001M + 2.650%), 02/25/2030	1,273,192	0.0
22,978,805		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400%), 05/28/2030	22,673,561	0.3
7,159,425		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.685%, (US0001M + 2.500%), 05/25/2030	7,107,257	0.1
9,334,092		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800%), 02/25/2030	9,256,460	0.1
11,898,140		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200%), 08/25/2030	11,740,753	0.1
5,217,810		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.335%, (US0001M + 2.150%), 10/25/2030	5,174,133	0.1
21,528,525		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550%), 12/25/2030	21,388,934	0.3
17,975,807		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350%), 01/25/2031	17,740,355	0.2
11,448,988		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000%), 03/25/2031	11,084,221	0.1
10,658,369		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.285%, (US0001M + 2.100%), 03/25/2031	10,504,041	0.1
19,083,249		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.435%, (US0001M + 2.250%), 07/25/2030	18,794,248	0.2
4,178,820	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300%), 08/25/2031	4,151,203	0.1
3,609,972	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.285%, (US0001M + 2.100%), 06/25/2039	3,535,777	0.1
6,926,810	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.335%, (US0001M + 2.150%), 09/25/2031	6,840,225	0.1
12,944,022	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400%), 04/25/2031	12,907,604	0.2
12,167,418	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.635%, (US0001M + 2.450%), 07/25/2031	11,978,486	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.285%, (US0001M + 4.100%), 07/25/2039	908,106	0.0
3,550,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.285%, (US0001M + 2.100%), 09/25/2039	3,476,850	0.1
3,300,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.235%, (US0001M + 2.050%), 01/25/2040	3,175,143	0.0
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.835%, (US0001M + 3.650%), 02/25/2040	487,846	0.0
6,711,691		Fannie Mae Connecticut Avenue Securities, 5.885%, (US0001M + 5.700%), 04/25/2028	7,117,685	0.1
14,702		Fannie Mae Grantor Trust 1998-T2 A6, 0.037%, (US0001M + 0.550%), 01/25/2032	14,898	0.0
11,437	(6)	Fannie Mae Interest Strip Series 104 2, 9.500%, 10/25/2021	487	0.0
404,052	(6)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	37,180	0.0
1,219,876	(6)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	78,318	0.0
182	(6)	Fannie Mae Interest Strip Series 83 2, 9.500%, 09/25/2020	1	0.0
141,527		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	159,565	0.0
136,513	(6)	Fannie Mae REMIC Trust 1999-6 SE, 7.491%, (-1.000*US0001M + 7.685%), 02/17/2029	11,021	0.0
1,144,001		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,333,123	0.0
408,126		Fannie Mae REMIC Trust 2003-45 FJ, 1.673%, (US0001M + 1.500%), 06/25/2033	426,044	0.0
1,518,680	(6)	Fannie Mae REMIC Trust 2003-66 SA, 7.466%, (-1.000*US0001M + 7.650%), 07/25/2033	379,420	0.0
262,606	(6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	57,610	0.0
719,999		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	828,600	0.0
1,068,885		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,223,882	0.0
22,619		Fannie Mae REMIC Trust 2004-56 FE, 0.635%, (US0001M + 0.450%), 10/25/2033	22,645	0.0
574,717		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	652,135	0.0
1,173,158		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,286,534	0.0
2,949,860		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	3,371,349	0.1
144,292		Fannie Mae REMIC Trust 2006-104 ES, 32.528%, (-5.000*US0001M + 33.450%), 11/25/2036	282,714	0.0
2,538,274	(6)	Fannie Mae REMIC Trust 2006-12 SD, 6.566%, (-1.000*US0001M + 6.750%), 10/25/2035	540,758	0.0
820,716	(6)	Fannie Mae REMIC Trust 2006-123 UI, 6.556%, (-1.000*US0001M + 6.740%), 01/25/2037	212,917	0.0
193,539	(6)	Fannie Mae REMIC Trust 2006-72 HS, 6.516%, (-1.000*US0001M + 6.700%), 08/25/2026	26,248	0.0
26,902		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	31,177	0.0
4,346,081	(6)	Fannie Mae REMIC Trust 2007-91 AS, 6.216%, (-1.000*US0001M + 6.400%), 10/25/2037	1,152,825	0.0
1,826,348		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,064,534	0.0
8,931,391	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.544%, 02/25/2049	10,169,410	0.1
2,052,975	(6)	Fannie Mae REMIC Trust 2009-90 TS, 5.966%, (-1.000*US0001M + 6.150%), 11/25/2039	422,388	0.0
2,289,126	(6)	Fannie Mae REMIC Trust 2010-118 GS, 5.766%, (-1.000*US0001M + 5.950%), 10/25/2039	172,049	0.0
5,467,409	(6)	Fannie Mae REMIC Trust 2010-123 SL, 5.886%, (-1.000*US0001M + 6.070%), 11/25/2040	1,087,060	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

6,119,258	(6)	Fannie Mae REMIC Trust 2010-41 SB, 6.216%, (-1.000*US0001M + 6.400%), 05/25/2040	1,340,243	0.0
1,799,353	(6)	Fannie Mae REMIC Trust 2010-43 VS, 6.266%, (-1.000*US0001M + 6.450%), 05/25/2040	379,383	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	12,738,598	0.2
1,796,746	(6)	Fannie Mae REMIC Trust 2011-102 SA, 6.416%, (-1.000*US0001M + 6.600%), 10/25/2041	347,574	0.0
3,137,033		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	3,501,959	0.1
2,832,978	(6)	Fannie Mae REMIC Trust 2011-93 GS, 6.366%, (-1.000*US0001M + 6.550%), 04/25/2039	748,583	0.0
894,821	(6)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	20,705	0.0
7,251,725	(6)	Fannie Mae REMIC Trust 2012-122 SB, 5.966%, (-1.000*US0001M + 6.150%), 11/25/2042	1,378,099	0.0
3,455,300	(6)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	302,348	0.0
7,035,067	(6)	Fannie Mae REMIC Trust 2012-133 AS, 6.016%, (-1.000*US0001M + 6.200%), 10/25/2042	1,381,969	0.0
1,066,696	(6)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	119,874	0.0
4,240,662	(6)	Fannie Mae REMIC Trust 2012-15 SP, 6.436%, (-1.000*US0001M + 6.620%), 06/25/2040	280,673	0.0
2,359,527	(6)	Fannie Mae REMIC Trust 2012-24 HS, 6.366%, (-1.000*US0001M + 6.550%), 09/25/2040	302,501	0.0
5,531,985	(6)	Fannie Mae REMIC Trust 2012-30 QS, 6.416%, (-1.000*US0001M + 6.600%), 04/25/2031	516,010	0.0
1,579,890	(6)	Fannie Mae REMIC Trust 2012-68 YS, 6.516%, (-1.000*US0001M + 6.700%), 07/25/2042	282,189	0.0
2,573,332	(6)	Fannie Mae REMIC Trust 2013-26 JS, 6.016%, (-1.000*US0001M + 6.200%), 10/25/2032	388,672	0.0
9,012,111	(6)	Fannie Mae REMIC Trust 2013-60 DS, 6.016%, (-1.000*US0001M + 6.200%), 06/25/2033	1,647,588	0.0
7,678,228	(6)	Fannie Mae REMIC Trust 2013-9 SM, 6.066%, (-1.000*US0001M + 6.250%), 02/25/2033	1,539,171	0.0
5,066,547	(6)	Fannie Mae REMIC Trust 2014-17 DS, 6.016%, (-1.000*US0001M + 6.200%), 02/25/2043	558,284	0.0
2,694,808	(6)	Fannie Mae REMIC Trust 2014-28 BS, 6.016%, (-1.000*US0001M + 6.200%), 08/25/2043	434,755	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	3,334,271	0.1
51,476,276	(6)	Fannie Mae REMIC Trust 2015-79 SA, 6.066%, (-1.000*US0001M + 6.250%), 11/25/2045	11,513,323	0.1
20,795,528	(6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,429,306	0.1
36,554,839	(6)	Fannie Mae REMICS 16-60 SB, 5.916%, (-1.000*US0001M + 6.100%), 09/25/2046	8,024,730	0.1
–		Fannie Mae REMICS 1990-59 K, 1184.190%, 06/25/2020	–	–
140,695	(6)	Fannie Mae REMICS 1997-18 SG, 7.906%, (-1.000*US0001M + 8.100%), 03/17/2027	18,547	0.0
86,545	(6)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	27	0.0
5,915	(6)	Fannie Mae REMICS 1999-57 SC, 9.556%, (-1.000*US0001M + 9.750%), 11/17/2029	115	0.0
1,427	(6)	Fannie Mae REMICS 2000-38 SK, 9.006%, (-1.000*US0001M + 9.200%), 10/17/2030	14	0.0
306,344	(6)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	11,488	0.0
103,402	(6)	Fannie Mae REMICS 2001-8 SK, 8.556%, (-1.000*US0001M + 8.750%), 03/18/2031	16,363	0.0
52	(6)	Fannie Mae REMICS 2001-8 SO, 9.610%, (-1.000*US0001M + 9.800%), 02/20/2031	1	0.0
658,509	(6)	Fannie Mae REMICS 2003-49 SW, 6.816%, (-1.000*US0001M + 7.000%), 01/25/2033	140,833	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,403,291	(6)	Fannie Mae REMICS 2004-54 SN, 6.866%, (-1.000*US0001M + 7.050%), 07/25/2034	1,270,502	0.0
176,498	(6)	Fannie Mae REMICS 2004-88 JH, 6.416%, (-1.000*US0001M + 6.600%), 06/25/2033	1,843	0.0
1,368,504	(6)	Fannie Mae REMICS 2005-75 SP, 6.566%, (-1.000*US0001M + 6.750%), 08/25/2035	258,236	0.0
2,784,638	(6)	Fannie Mae REMICS 2006-56 SM, 6.566%, (-1.000*US0001M + 6.750%), 07/25/2036	602,056	0.0
470,890	(6)	Fannie Mae REMICS 2007-21 SB, 6.216%, (-1.000*US0001M + 6.400%), 03/25/2037	61,332	0.0
1,418,453	(6)	Fannie Mae REMICS 2007-52 NS, 6.266%, (-1.000*US0001M + 6.450%), 06/25/2037	316,191	0.0
1,684,982	(6)	Fannie Mae REMICS 2007-85 SM, 6.276%, (-1.000*US0001M + 6.460%), 09/25/2037	363,861	0.0
524,678		Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	607,490	0.0
172	(6)	Fannie Mae REMICS 2010-112 SG, 6.176%, (-1.000*US0001M + 6.360%), 06/25/2021	4	0.0
8,727,059	(6)	Fannie Mae REMICS 2010-150 SJ, 6.296%, (-1.000*US0001M + 6.480%), 01/25/2041	2,236,039	0.0
1,402,790	(6)	Fannie Mae REMICS 2010-35 CS, 6.266%, (-1.000*US0001M + 6.450%), 04/25/2050	264,153	0.0
1,919,746		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,230,335	0.0
6,166,562		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	7,231,976	0.1
676,884		Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	731,213	0.0
132,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	146,047	0.0
11,476,236	(6)	Fannie Mae REMICS 2011-47 GS, 5.746%, (-1.000*US0001M + 5.930%), 06/25/2041	2,263,870	0.0
2,981,018		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	3,254,525	0.1
7,536,940	(6)	Fannie Mae REMICS 2012-111 SL, 5.916%, (-1.000*US0001M + 6.100%), 05/25/2041	885,728	0.0
5,952,327		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	6,602,229	0.1
9,663,134	(6)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	644,826	0.0
3,000,000		Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	3,145,215	0.0
10,322,092		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,511,193	0.1
5,815,272		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	6,716,355	0.1
1,814,487		Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	2,027,507	0.0
2,649,113		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	3,029,238	0.0
1,058,948		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	1,118,538	0.0
5,392,019		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	5,871,450	0.1
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	571,520	0.0
2,700,000		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	3,005,847	0.0
1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,780,808	0.0
1,187,997		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	1,242,838	0.0
9,823,728	(6)	Fannie Mae REMICS 2013-40 LS, 5.966%, (-1.000*US0001M + 6.150%), 05/25/2043	1,867,775	0.0
10,435,926	(6)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	998,696	0.0
11,800,998	(6)	Fannie Mae REMICS 2014-15 SB, 6.466%, (-1.000*US0001M + 6.650%), 04/25/2044	3,175,835	0.0
7,393,255	(6)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	182,874	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,122,749	0.0
16,673,583		Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	18,677,407	0.2
834,255		Fannie Mae REMICS 2015-45 EY, 2.500%, 12/25/2040	841,912	0.0
8,786,292	(6)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,650,430	0.0
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,294,429	0.0
5,000,000		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,357,521	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

3,732,671	(6)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	597,448	0.0
8,922,144	(6)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,398,530	0.0
805,677		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	863,557	0.0
8,836,964		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	9,423,702	0.1
50,076,703	(6)	Fannie Mae REMICS 2018-15 SC, 6.116%, (-1.000*US0001M + 6.300%), 03/25/2048	11,297,780	0.1
4,388,742		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	4,597,585	0.1
25,986,523		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	28,079,508	0.3
4,405,056		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	4,664,503	0.1
64,375,343	(6)	Fannie Mae REMICS 2018-82 SA, 6.016%, (-1.000*US0001M + 6.200%), 11/25/2048	13,923,563	0.2
63,116,729	(6)	Fannie Mae REMICS 2018-86 SM, 6.016%, (-1.000*US0001M + 6.200%), 12/25/2048	13,862,472	0.2
54,962,224	(6)	Fannie Mae REMICS 2018-91 SB, 5.916%, (-1.000*US0001M + 6.100%), 12/25/2058	11,581,915	0.1
17,985,545	(6)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	3,565,075	0.1
20,430,475	(6)	Fannie Mae REMICS 2019-30 SB, 5.916%, (-1.000*US0001M + 6.100%), 07/25/2049	3,853,541	0.1
18,689,356	(6)	Fannie Mae REMICS 2019-39 SA, 5.916%, (-1.000*US0001M + 6.100%), 08/25/2049	3,505,946	0.1
99,935,147	(6)	Fannie Mae REMICS 2019-41 S, 5.816%, (-1.000*US0001M + 6.000%), 08/25/2059	18,639,354	0.2
11,884,937	(6)	Fannie Mae REMICS 2019-47 SB, 5.916%, (-1.000*US0001M + 6.100%), 05/25/2040	2,249,985	0.0
10		Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	18	0.0
5,372		Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	5,702	0.0
3,761,728		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	4,230,323	0.1
35,331,052	(6)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	3,369,007	0.1
1,838,324	(6)	Fannie Mae Series 2013-72 YS, 5.966%, (-1.000*US0001M + 6.150%), 07/25/2033	303,267	0.0
10,951,719	(6)	Fannie Mae REMICS 2009-66 SP, 5.916%, (-1.000*US0001M + 6.100%), 09/25/2039	1,902,482	0.0
5,543,598		Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	6,548,831	0.1
9,699,029		Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	10,605,995	0.1
6,765,429	(6)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	1,439,438	0.0
30,573,404	(6)	Fannie Mae REMICS 2016-81 CS, 5.916%, (-1.000*US0001M + 6.100%), 11/25/2046	6,104,955	0.1
5,326,765		Fannie Mae REMICS 2017-41 MZ, 4.000%, 06/25/2057	6,579,406	0.1
43,032,892	(6)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	7,800,701	0.1
25,309,932	(6)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	2,823,639	0.0
179,519	(6)	FHLMC-GNMA 20 S, 8.716%, (-1.000*US0001M + 8.900%), 10/25/2023	18,854	0.0
699,951		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	471,130	0.0
1,785,000	(1),(3)	First Republic Mortgage Trust 2020-1 B1, 2.898%, 04/25/2050	1,723,068	0.0
1,092,758	(1),(3)	First Republic Mortgage Trust 2020-1 B2, 2.898%, 04/25/2050	1,000,684	0.0
1,897,901	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.026%, 03/25/2048	1,919,501	0.0
2,225,289	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.026%, 03/25/2048	2,184,124	0.0
2,474,863	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	2,358,213	0.0
1,264,067	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.038%, 04/25/2048	1,244,181	0.0
3,282,563	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	3,429,580	0.1
959,841	(1),(3)	Flagstar Mortgage Trust 2018-4 B3, 4.308%, 07/25/2048	969,355	0.0
1,814,176	(1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.543%, 09/25/2048	1,829,021	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,506,071	(1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.160%, 12/25/2049	1,596,833	0.0
1,460,582	(1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.160%, 12/25/2049	1,487,118	0.0
2,471,367	(1),(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.345%, 03/25/2050	2,393,219	0.0
3,028,000	(1),(3)	Flagstar Mortgage Trust 2018-6RR B3, 5.005%, 10/25/2048	2,974,235	0.0
2,041,737	(1),(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.345%, 03/25/2050	1,996,464	0.0
25,118,380		Freddie Mac 326 350, 3.500%, 03/15/2044	27,628,015	0.3
10,039,572	(6)	Freddie Mac 3510 AS, 6.225%, (-1.000*US0001M + 6.410%), 04/15/2037	2,465,403	0.0
7,606,373	(6)	Freddie Mac 4191 SA, 6.015%, (-1.000*US0001M + 6.200%), 03/15/2043	1,362,024	0.0
4,296,666		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	5,333,628	0.1
5,000,000		Freddie Mac 4800 KG, 3.500%, 11/15/2045	5,163,410	0.1
786,599		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	940,296	0.0
367,765		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	427,024	0.0
108,505		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	123,468	0.0
99,510		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	110,448	0.0
676,799		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	767,541	0.0
104,976		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	108,765	0.0
282,742		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	328,310	0.0
108,742	(6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	22,823	0.0
756,932		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	867,678	0.0
148,930		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	176,525	0.0
426,023	(6)	Freddie Mac REMIC Trust 2866 GS, 6.415%, (-1.000*US0001M + 6.600%), 09/15/2034	10,556	0.0
221,262	(6)	Freddie Mac REMIC Trust 2883 SD, 6.515%, (-1.000*US0001M + 6.700%), 10/15/2034	7,443	0.0
208,956		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	239,339	0.0
303,861		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	348,314	0.0
6,292,330	(6)	Freddie Mac REMIC Trust 3045 DI, 6.545%, (-1.000*US0001M + 6.730%), 10/15/2035	1,466,574	0.0
1,113,201		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,277,704	0.0
1,293,901	(6)	Freddie Mac REMIC Trust 3171 PS, 6.300%, (-1.000*US0001M + 6.485%), 06/15/2036	277,585	0.0
6,421,004	(6)	Freddie Mac REMIC Trust 3199 S, 6.265%, (-1.000*US0001M + 6.450%), 08/15/2036	1,579,218	0.0
531,780		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	624,249	0.0
191,864		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	221,014	0.0
300,051	(3),(6)	Freddie Mac REMIC Trust 3524 LA, 5.096%, 03/15/2033	341,107	0.0
29,526		Freddie Mac REMIC Trust 3556 NT, 3.285%, (US0001M + 3.100%), 03/15/2038	30,097	0.0
6,065,703		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	7,093,106	0.1
549,339		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	647,416	0.0
78,086	(6)	Freddie Mac REMIC Trust 3710 SL, 5.815%, (-1.000*US0001M + 6.000%), 05/15/2036	191	0.0
408,593		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	480,963	0.0
877,434		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	906,438	0.0
1,522,058	(6)	Freddie Mac REMIC Trust 3856 KS, 6.365%, (-1.000*US0001M + 6.550%), 05/15/2041	300,223	0.0
1,087,002	(6)	Freddie Mac REMIC Trust 3925 SD, 5.865%, (-1.000*US0001M + 6.050%), 07/15/2040	122,157	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

7,086,134	(6)	Freddie Mac REMIC Trust 3925 SL, 5.865%, (-1.000*US0001M + 6.050%), 01/15/2041	746,543	0.0
346,952		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	392,457	0.0
1,519,520	(6)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	78,600	0.0
1,833,965	(6)	Freddie Mac REMIC Trust 4088 CS, 5.815%, (-1.000*US0001M + 6.000%), 08/15/2042	341,120	0.0
7,115,045	(6)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	732,438	0.0
3,801,008	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	550,340	0.0
3,428,440		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,737,669	0.1
1,354,160		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,558,174	0.0
1,787,703	(6)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	201,194	0.0
5,014,607		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,858,279	0.1
6,731,133		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,922,243	0.1
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,999,033	0.0
6,227,622	(6)	Freddie Mac REMIC Trust 4386 LS, 5.915%, (-1.000*US0001M + 6.100%), 09/15/2044	1,147,385	0.0
–		Freddie Mac REMICS 1006 I, 860.000%, 10/15/2020	–	–
11		Freddie Mac REMICS 1023 C, 508.500%, 12/15/2020	17	0.0
30		Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	130	0.0
12		Freddie Mac REMICS 1159 D, 1135.255%, 11/15/2021	50	0.0
7		Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	30	0.0
648	(6)	Freddie Mac REMICS 1368 S, 9.315%, (-1.000*US0001M + 9.500%), 08/15/2022	14	0.0
56,174	(6)	Freddie Mac REMICS 2074 S, 8.506%, (-1.000*US0001M + 8.700%), 07/17/2028	5,464	0.0
50,020	(6)	Freddie Mac REMICS 2232 SA, 8.406%, (-1.000*US0001M + 8.600%), 05/17/2030	3,398	0.0
20,895	(6)	Freddie Mac REMICS 2301 SP, 9.065%, (-1.000*US0001M + 9.250%), 04/15/2031	3,024	0.0
1,542,069	(6)	Freddie Mac REMICS 2953 LS, 6.515%, (-1.000*US0001M + 6.700%), 12/15/2034	96,396	0.0
1,611,165	(6)	Freddie Mac REMICS 2993 GS, 5.965%, (-1.000*US0001M + 6.150%), 06/15/2025	146,770	0.0
913,062	(6)	Freddie Mac REMICS 3006 SI, 6.555%, (-1.000*US0001M + 6.740%), 07/15/2035	196,464	0.0
1,031,159	(6)	Freddie Mac REMICS 3006 YI, 6.555%, (-1.000*US0001M + 6.740%), 07/15/2035	238,825	0.0
6,083,011	(6)	Freddie Mac REMICS 3213 JS, 7.015%, (-1.000*US0001M + 7.200%), 09/15/2036	1,688,876	0.0
1,349,095	(6)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	35,691	0.0
4,413,358		Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	4,929,696	0.1
4,338,315		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	4,738,949	0.1
21,531,151		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	24,769,683	0.3
6,413,392		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	7,188,954	0.1
1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,264,116	0.0
717,488		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	934,202	0.0
500,000		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	590,242	0.0
2,650,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	3,306,681	0.1
5,000,000		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	5,608,922	0.1
7,000,000		Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	7,867,605	0.1
9,437,865		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,800,126	0.1
3,790,000		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,502,886	0.1
3,000,000		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	3,342,281	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

420,000		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	488,925	0.0
1,500,000		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,707,163	0.0
2,780,548		Freddie Mac REMICS 4000 ZT, 3.500%, 01/15/2042	3,062,866	0.0
8,355,843	(6)	Freddie Mac REMICS 4057 SN, 6.465%, (-1.000*US0001M + 6.650%), 12/15/2041	1,302,674	0.0
3,174,218		Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,446,430	0.1
14,952,864		Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	17,180,512	0.2
2,748,546	(6)	Freddie Mac REMICS 4090 SN, 6.515%, (-1.000*US0001M + 6.700%), 08/15/2032	590,575	0.0
1,445,986		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	1,554,940	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,701,004	0.0
10,416,315		Freddie Mac REMICS 4199 BZ, 3.500%, 05/15/2043	11,477,409	0.1
310,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	346,848	0.0
44,932,593	(6)	Freddie Mac REMICS 4301 SD, 5.915%, (-1.000*US0001M + 6.100%), 07/15/2037	9,422,508	0.1
6,310,525		Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,132,347	0.1
3,102,000		Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,635,186	0.1
24,564,766	(6)	Freddie Mac REMICS 4461 AS, 5.415%, (-1.000*US0001M + 5.600%), 04/15/2045	4,871,311	0.1
3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,606,120	0.1
858,009		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	883,644	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,239,892	0.0
27,277,255	(6)	Freddie Mac REMICS 4574 ST, 5.815%, (-1.000*US0001M + 6.000%), 04/15/2046	4,972,862	0.1
7,163,894		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	7,563,471	0.1
549,054		Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	560,865	0.0
32,548,952		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	36,429,373	0.4
2,457,000		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,793,047	0.0
1,350,000		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,463,022	0.0
13,474,764		Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	16,088,725	0.2
1,632,872		Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,819,184	0.0
606,535		Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	675,894	0.0
11,729,928		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	13,532,305	0.2
3,566,231	(1)	Freddie Mac STACR 2019-HQA3 M2, 2.035%, (US0001M + 1.850%), 09/27/2049	3,471,258	0.1
4,500,000	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.035%, (US0001M + 1.850%), 02/25/2050	4,324,686	0.1
6,900,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.085%, (US0001M + 1.900%), 01/25/2050	6,620,688	0.1
7,700,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.285%, (US0001M + 3.100%), 03/25/2050	7,469,932	0.1
17,557,309	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.335%, (US0001M + 2.150%), 12/25/2030	17,035,190	0.2
7,900,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.285%, (US0001M + 2.100%), 09/25/2048	7,673,666	0.1
12,200,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300%), 10/25/2048	11,858,637	0.1
6,529,167		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	6,944,148	0.1
6,606,530	(6)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	940,805	0.0
49,986,697	(6)	Freddie Mac Strips Series 311 S1, 5.765%, (-1.000*US0001M + 5.950%), 08/15/2043	8,997,606	0.1
3,891,693		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.085%, (US0001M + 3.900%), 12/25/2027	3,975,839	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700%), 04/25/2028	6,037,165	0.1
2,047,050		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.985%, (US0001M + 3.800%), 03/25/2025	2,084,278	0.0
12,889,640		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.718%, (US0001M + 5.550%), 07/25/2028	13,583,452	0.2
6,866,239		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 5.335%, (US0001M + 5.150%), 11/25/2028	7,239,765	0.1
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.035%, (US0001M + 3.850%), 03/25/2029	777,909	0.0
8,824,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.635%, (US0001M + 3.450%), 10/25/2029	9,032,433	0.1
8,930,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.685%, (US0001M + 2.500%), 03/25/2030	9,056,461	0.1
11,264,425		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.735%, (US0001M + 3.550%), 08/25/2029	11,546,791	0.1
11,611,347		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.835%, (US0001M + 2.650%), 12/25/2029	11,603,863	0.1
10,410,168		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.535%, (US0001M + 2.350%), 04/25/2030	10,467,532	0.1
8,083,995		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.985%, (US0001M + 1.800%), 07/25/2030	7,978,127	0.1
1,442,702		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.485%, (US0001M + 2.300%), 09/25/2030	1,434,771	0.0
9,354,622	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.835%, (US0001M + 2.650%), 01/25/2049	9,300,301	0.1
8,508,068	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.235%, (US0001M + 2.050%), 04/25/2049	8,396,517	0.1
4,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.171%, 06/25/2050	4,500,000	0.0
1,050,062	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.853%, 07/25/2033	1,177,782	0.0
12,762,835	(6)	Freddie Mac REMICS 3346 SC, 6.365%, (-1.000*US0001M + 6.550%), 10/15/2033	2,811,379	0.0
123,320,995	(6)	Freddie Mac REMICS 4585 AS, 5.915%, (-1.000*US0001M + 6.100%), 05/15/2046	26,311,065	0.3
34,924,367	(6)	Freddie Mac REMICS 4611 BS, 5.915%, (-1.000*US0001M + 6.100%), 06/15/2041	7,483,139	0.1
10,026,564		Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	11,066,769	0.1
6,407,019		Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	7,073,772	0.1
21,880,211		Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	24,393,177	0.3
65,449,488	(6)	Freddie Mac REMICS 4879 DS, 5.915%, (-1.000*US0001M + 6.100%), 08/15/2034	13,257,900	0.2
2,030,188		Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	2,158,464	0.0
12,938,445	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.235%, (US0001M + 2.050%), 07/25/2049	12,758,854	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

6,153,320	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.535%, (US0001M + 2.350%), 02/25/2049	6,067,644	0.1
46,881,734	(6)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	6,108,005	0.1
3,614,719	(1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	3,717,194	0.1
3,578,248	(1),(3)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,650,442	0.1
3,911,625	(1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	4,029,126	0.1
2,500,000	(1),(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,649,538	0.0
1,927,075	(6)	Ginnie Mae 2005-37 SI, 5.960%, (-1.000*US0001M + 6.150%), 05/20/2035	377,743	0.0
1,924,611	(6)	Ginnie Mae 2007-23 ST, 6.010%, (-1.000*US0001M + 6.200%), 04/20/2037	322,026	0.0
2,174,402	(6)	Ginnie Mae 2007-40 SE, 6.560%, (-1.000*US0001M + 6.750%), 07/20/2037	510,697	0.0
1,515,279	(6)	Ginnie Mae 2007-7 EI, 6.010%, (-1.000*US0001M + 6.200%), 02/20/2037	322,804	0.0
5,210,615	(6)	Ginnie Mae 2010-11 SA, 6.225%, (-1.000*US0001M + 6.420%), 01/16/2040	1,205,594	0.0
2,263,383	(6)	Ginnie Mae 2010-14 SB, 6.610%, (-1.000*US0001M + 6.800%), 11/20/2035	508,846	0.0
1,800,187	(6)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	311,751	0.0
871,665		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	861,069	0.0
2,240,876		Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,706,318	0.0
53,884,909	(6)	Ginnie Mae 2018-167 CS, 5.910%, (-1.000*US0001M + 6.100%), 12/20/2048	7,801,597	0.1
593,623	(6)	Ginnie Mae Series 2005-7 AH, 6.575%, (-1.000*US0001M + 6.770%), 02/16/2035	127,708	0.0
11,733,525	(6)	Ginnie Mae Series 2007-41 SL, 6.510%, (-1.000*US0001M + 6.700%), 07/20/2037	2,871,093	0.0
1,284,462	(6)	Ginnie Mae Series 2008-2 SW, 6.360%, (-1.000*US0001M + 6.550%), 01/20/2038	337,128	0.0
750,875	(6)	Ginnie Mae Series 2008-35 SN, 6.210%, (-1.000*US0001M + 6.400%), 04/20/2038	131,609	0.0
415,753	(6)	Ginnie Mae Series 2008-40 PS, 6.305%, (-1.000*US0001M + 6.500%), 05/16/2038	86,989	0.0
1,042,604	(6)	Ginnie Mae Series 2009-25 KS, 6.010%, (-1.000*US0001M + 6.200%), 04/20/2039	231,647	0.0
818,175		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	933,157	0.0
873,706		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,004,990	0.0
1,172,348	(6)	Ginnie Mae Series 2009-33 SN, 6.110%, (-1.000*US0001M + 6.300%), 05/20/2039	35,227	0.0
12,265,301		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,817,827	0.2
1,793,337		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,017,263	0.0
152,925	(6)	Ginnie Mae Series 2009-43 HS, 6.010%, (-1.000*US0001M + 6.200%), 06/20/2038	4,264	0.0
2,427,213		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	2,599,418	0.0
4,864,590		Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	5,367,279	0.1
1,967,923	(6)	Ginnie Mae Series 2010-116 NS, 6.455%, (-1.000*US0001M + 6.650%), 09/16/2040	412,269	0.0
5,641,675	(6)	Ginnie Mae Series 2010-116 SK, 6.430%, (-1.000*US0001M + 6.620%), 08/20/2040	1,276,310	0.0
8,171,299	(6)	Ginnie Mae Series 2010-149 HS, 5.905%, (-1.000*US0001M + 6.100%), 05/16/2040	1,023,851	0.0
480,000		Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	552,605	0.0
1,775,087	(6)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	414,135	0.0
1,606,983	(6)	Ginnie Mae Series 2010-68 MS, 5.660%, (-1.000*US0001M + 5.850%), 06/20/2040	314,125	0.0
3,647,490		Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	3,984,223	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

4,342,018	(6)	Ginnie Mae Series 2011-72 SA, 5.155%, (-1.000*US0001M + 5.350%), 05/16/2041	759,797	0.0
4,368,624	(6)	Ginnie Mae Series 2011-73 LS, 6.500%, (-1.000*US0001M + 6.690%), 08/20/2039	352,286	0.0
62,993		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	64,308	0.0
1,089,971	(6)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	81,878	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,513,969	0.0
7,994,102	(6)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,430,946	0.0
605,900		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	630,142	0.0
1,687,492	(6)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	117,868	0.0
5,045,190	(6)	Ginnie Mae Series 2014-185 SB, 5.410%, (-1.000*US0001M + 5.600%), 12/20/2044	991,295	0.0
4,758,809	(6)	Ginnie Mae Series 2014-3 QS, 5.960%, (-1.000*US0001M + 6.150%), 03/20/2043	725,250	0.0
8,556,112	(6)	Ginnie Mae Series 2014-3 SU, 5.860%, (-1.000*US0001M + 6.050%), 07/20/2039	1,844,506	0.0
6,824,995	(6)	Ginnie Mae Series 2014-56 SP, 6.005%, (-1.000*US0001M + 6.200%), 12/16/2039	1,048,641	0.0
11,551,848	(6)	Ginnie Mae Series 2014-58 SG, 5.405%, (-1.000*US0001M + 5.600%), 04/16/2044	2,029,436	0.0
38,756,371	(6)	Ginnie Mae Series 2015-110 MS, 5.520%, (-1.000*US0001M + 5.710%), 08/20/2045	6,352,278	0.1
2,135,054		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,280,097	0.0
27,737,125	(6)	Ginnie Mae Series 2016-160 GS, 5.910%, (-1.000*US0001M + 6.100%), 11/20/2046	6,168,515	0.1
1,970,021		Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	2,130,875	0.0
302,390		Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	337,123	0.0
3,397,187		Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	3,596,906	0.1
180,940		Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	215,540	0.0
4,660,133		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,952,186	0.1
179,731		Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	215,662	0.0
176,532		Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	188,370	0.0
532,322		Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	567,340	0.0
1,349,931		Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,430,111	0.0
1,081,376		Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,212,961	0.0
71,326		Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	77,471	0.0
798,785		Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	908,992	0.0
416,445		Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	470,920	0.0
299,424		Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	315,782	0.0
5,696,607	(6)	Ginnie Mae Series 2013-111 SA, 6.510%, (-1.000*US0001M + 6.700%), 07/20/2043	1,215,370	0.0
32,275,414	(6)	Ginnie Mae Series 2016-6 SB, 5.460%, (-1.000*US0001M + 5.650%), 01/20/2046	6,244,115	0.1
29,799,425	(6)	Ginnie Mae Series 2017-163 SH, 6.010%, (-1.000*US0001M + 6.200%), 11/20/2047	6,330,810	0.1
41,712,913	(6)	Ginnie Mae Series 2019-159 SM, 5.860%, (-1.000*US0001M + 6.050%), 12/20/2049	9,153,056	0.1
36,388,175	(6)	Ginnie Mae Series 2020-32 SG, 5.910%, (-1.000*US0001M + 6.100%), 03/20/2050	8,933,876	0.1
99,556,786	(6)	Ginnie Mae Series 2020-46 BS, 3.160%, (-1.000*US0001M + 3.350%), 04/20/2050	8,373,233	0.1
1,809,327	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	1,843,005	0.0
2,901,817	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	3,020,794	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,100,000	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	2,210,257	0.0
4,782,490	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	4,928,493	0.1
2,950,114	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.497%, 11/25/2049	3,081,816	0.0
1,184,073	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.091%, 03/25/2050	1,267,299	0.0
6,887,355	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	7,053,797	0.1
1,661,101	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.468%, 10/25/2050	1,572,322	0.0
3,028		GSR Mortgage Loan Trust 2005-5F 8A1, 0.685%, (US0001M + 0.500%), 06/25/2035	2,830	0.0
208,654		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	190,898	0.0
2,587,340		HarborView Mortgage Loan Trust 2007-5 A1A, 0.384%, (US0001M + 0.190%), 09/19/2037	2,342,481	0.0
133,653		HomeBanc Mortgage Trust 2004-1 2A, 1.045%, (US0001M + 0.860%), 08/25/2029	126,828	0.0
2,000,000		HomeBanc Mortgage Trust 2005-4 M1, 0.655%, (US0001M + 0.470%), 10/25/2035	1,932,737	0.0
1,783,406	(1),(3)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,805,401	0.0
1,090,607		Impac CMB Trust Series 2005-1 M1, 0.875%, (US0001M + 0.690%), 04/25/2035	1,008,463	0.0
1,669,330		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210%), 04/25/2046	1,479,833	0.0
2,423,563		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.395%, (US0001M + 0.210%), 02/25/2046	1,928,653	0.0
1,808,332	(1),(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 5.109%, 10/25/2049	1,872,245	0.0
6,436,884	(1),(3)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	6,633,897	0.1
2,300,000	(1),(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	2,379,974	0.0
1,296,272	(1),(3)	JP Morgan Mortgage Trust 2020-1 B1, 3.883%, 06/25/2050	1,354,071	0.0
1,828,686	(1),(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,894,649	0.0
1,040,416	(1),(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	1,086,186	0.0
748,032	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	773,465	0.0
4,803,809	(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	4,961,347	0.1
372,470		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	254,260	0.0
2,472,598	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 3.330%, 07/25/2035	2,348,848	0.0
4,287,063	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.860%, 05/25/2046	4,376,015	0.1
1,098,238	(1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.520%, 01/25/2047	1,084,270	0.0
4,734,294	(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	4,925,673	0.1
3,453,689	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.817%, 08/25/2047	3,575,621	0.1
1,973,404	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.817%, 08/25/2047	2,009,960	0.0
1,423,741	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.814%, 12/25/2048	1,445,509	0.0
949,161	(1),(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.814%, 12/25/2048	933,954	0.0
2,053,859	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.729%, 06/25/2048	2,071,486	0.0
1,977,017	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.729%, 06/25/2048	1,976,095	0.0
2,609,776	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.729%, 06/25/2048	2,595,147	0.0
2,524,328	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.754%, 09/25/2048	2,560,613	0.0
2,175,146	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.763%, 10/25/2048	2,167,322	0.0
1,733,518	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.937%, 12/25/2048	1,839,017	0.0
2,921,245	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.457%, 02/25/2049	3,033,127	0.0
1,854,515	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,919,356	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

3,183,478	(1),(3)	JP Morgan Mortgage Trust 2019-1 B1, 4.512%, 05/25/2049	3,365,788	0.1
2,489,650	(1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	2,552,470	0.0
2,789,101	(1),(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.259%, 12/25/2049	2,985,591	0.0
4,210,725	(1),(3)	JP Morgan Mortgage Trust 2019-6 B2, 4.259%, 12/25/2049	4,252,596	0.1
2,238,475	(1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	2,330,108	0.0
3,649,164	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	3,752,103	0.1
3,588,347	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.805%, 12/25/2049	3,574,479	0.1
797,315	(1),(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.901%, 08/25/2050	845,416	0.0
4,500,000	(1),(3)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	4,610,742	0.1
6,000,000	(1),(3)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	6,214,930	0.1
7,617,817,917	(1),(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	4,537,934	0.1
15,356,760	(6)	Lehman Mortgage Trust 2006-7 2A4, 6.366%, (-1.000*US0001M + 6.550%), 11/25/2036	5,072,640	0.1
10,774,063	(6)	Lehman Mortgage Trust 2006-9 2A5, 6.436%, (-1.000*US0001M + 6.620%), 01/25/2037	938,794	0.0
1,506,045		Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360%), 11/25/2035	1,239,913	0.0
4,682,526		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	3,721,007	0.1
2,671,084	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,853,520	0.0
864,439	(1),(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	876,683	0.0
1,871,278	(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	1,949,506	0.0
1,760,972	(1),(3)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,843,096	0.0
2,094,585	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	2,144,490	0.0
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 0.685%, (US0001M + 0.500%), 11/25/2035	8,835,434	0.1
131,901		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	120,254	0.0
893,732	(1),(3)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	916,599	0.0
4,688,012	(1),(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	4,879,673	0.1
1,937,569	(1),(3)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	1,988,206	0.0
9,244,733		Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	10,565,625	0.1
1,653,978	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.934%, 10/25/2044	1,672,242	0.0
1,675,474	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.869%, 11/25/2044	1,687,912	0.0
1,754,250	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.739%, 05/25/2045	1,781,849	0.0
1,569,157	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.701%, 07/25/2045	1,570,458	0.0
3,300,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,468,516	0.1
1,394,845	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,431,927	0.0
2,587,335	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.469%, 02/25/2048	2,683,144	0.0
1,218,142	(1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,263,172	0.0
3,215,359	(1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	3,307,760	0.1
3,414,793	(1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	3,542,332	0.1
1,325,059	(1),(3)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,380,263	0.0
1,137,777	(1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	1,180,103	0.0
3,752,124	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	3,873,536	0.1
4,632,321	(1),(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	4,821,727	0.1
5,200,000	(1),(3)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	5,611,286	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

4,164,222	(1),(3)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	4,252,123	0.1
749,911	(1),(3)	Sequoia Mortgage Trust 2017-5 B3, 3.839%, 08/25/2047	704,727	0.0
1,986,693	(1),(3)	Sequoia Mortgage Trust 2020-2 B2, 3.674%, 03/25/2050	1,818,932	0.0
2,675,926	(1),(3)	Sequoia Mortgage Trust 2020-3 B2, 3.427%, 04/25/2050	2,605,351	0.0
1,881,319	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.705%, 10/25/2047	1,868,718	0.0
2,193,308	(1),(3)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,154,970	0.0
13,826	(3)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 4.038%, 09/25/2034	13,792	0.0
2,426,764	(1),(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.807%, 07/25/2048	2,312,152	0.0
1,231,000	(1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,226,679	0.0
2,321,556	(1),(7)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	2,313,238	0.0
880,097	(1),(7)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	898,820	0.0
2,490,201	(1),(3)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	2,542,211	0.0
1,700,000	(1),(3)	Verus Securitization Trust 2020-INV1 A1, 1.977%, 04/25/2060	1,698,496	0.0
1,000,000	(1),(3)	Verus Securitization Trust 2020-INV1 A2, 3.035%, 04/25/2060	1,006,816	0.0
867,357	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.219%, 10/20/2035	825,825	0.0
352,203	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.219%, 10/25/2036	327,231	0.0
4,465,741	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.939%, 06/25/2034	4,285,382	0.1
2,478,571		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 0.695%, (US0001M + 0.510%), 08/25/2045	2,505,552	0.0
74,588,197	(3),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.443%, 08/25/2045	3,582,210	0.1
1,951,714		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.675%, (US0001M + 0.490%), 10/25/2045	1,844,902	0.0
381,164	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.711%, 10/25/2036	361,151	0.0
849,356	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.266%, 11/25/2036	786,367	0.0
1,071,621	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.332%, 12/25/2036	975,600	0.0
2,477,473	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.332%, 12/25/2036	2,255,483	0.0
1,614,630	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.526%, 12/25/2036	1,463,357	0.0
1,319,546	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.913%, 08/25/2046	1,218,911	0.0
1,905,364	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.515%, 12/25/2036	1,844,558	0.0
489,246	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.224%, 03/25/2037	434,439	0.0
1,224,257	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.185%, 04/25/2037	1,068,659	0.0
1,566,864		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.085%, (US0001M + 0.900%), 11/25/2035	1,301,167	0.0
1,581,238		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,469,291	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

997,821		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	975,975	0.0
445,609		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	443,189	0.0
4,385,616		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.464%, (12MTA + 0.960%), 08/25/2046	2,895,362	0.0
722,635		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.415%, (US0001M + 0.230%), 01/25/2047	651,532	0.0
1,497,081		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.505%, (US0001M + 0.320%), 01/25/2047	1,349,454	0.0
884,945		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.615%, (US0001M + 0.430%), 06/25/2037	698,925	0.0
1,054,908		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	1,033,430	0.0
318,100	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.018%, 04/25/2036	299,269	0.0
2,014,027	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.581%, 09/25/2049	1,735,985	0.0
3,000,000	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 A17 Trust, 3.000%, 12/25/2049	3,083,212	0.0
3,000,000	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	3,166,197	0.0
3,000,000	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.311%, 12/25/2049	3,003,300	0.0
3,171,296	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	3,201,676	0.0
1,787,420	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	1,795,016	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,856,313,419)		1,957,127,377	21.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.1%
		Federal Home Loan Mortgage Corporation: 4.4%(8)
606,365		2.500%,05/01/2030	644,237	0.0
903,580		2.500%,05/01/2030	958,284	0.0
1,122,480		2.500%,06/01/2030	1,194,030	0.0
3,401		2.670%, (US0012M + 1.773%),05/01/2037	3,576	0.0
1,537,577		3.000%,11/01/2042	1,648,613	0.0
1,568,247		3.000%,02/01/2043	1,681,574	0.0
1,972,018		3.000%,03/01/2045	2,109,009	0.0
1,902,039		3.000%,03/01/2045	2,057,060	0.0
4,655,455		3.000%,04/01/2045	4,978,862	0.1
4,827,766		3.000%,04/01/2045	5,221,267	0.1
2,098,980		3.000%,10/01/2046	2,277,246	0.0
19,704,638		3.000%,10/01/2046	20,942,949	0.2
7,849,534		3.000%,03/01/2048	8,391,718	0.1
6,757,545		3.000%,03/01/2048	7,179,260	0.1
24,987,836		3.000%,08/01/2048	26,500,010	0.3
7,796,903		3.500%,01/01/2045	8,426,341	0.1
2,495,699		3.500%,03/01/2045	2,714,957	0.0
10,577,679		3.500%,12/01/2046	11,572,672	0.1
21,452,481		3.500%,12/01/2046	23,084,671	0.3
8,567,054		3.500%,04/01/2047	9,453,325	0.1
12,239,883		3.500%,07/01/2047	12,901,753	0.2
10,524,016		3.500%,10/01/2047	11,102,036	0.1
31,776,838		3.500%,01/01/2048	33,892,810	0.4
3,766,540		3.500%,03/01/2048	4,047,078	0.1
56,121,535		3.500%,03/01/2048	61,351,905	0.7
37,769,970		3.500%,11/01/2048	41,290,144	0.5
938,069		4.000%,10/01/2041	1,024,536	0.0
1,550,806		4.000%,12/01/2041	1,701,757	0.0
2,447,722		4.000%,08/01/2044	2,649,411	0.0
1,213,311		4.000%,07/01/2045	1,311,905	0.0
2,334,076		4.000%,09/01/2045	2,527,687	0.0
4,265,413		4.000%,09/01/2045	4,619,218	0.1
2,477,516		4.000%,09/01/2045	2,664,169	0.0
26,899,919		4.000%,11/01/2045	29,131,323	0.3
3,251,329		4.000%,05/01/2046	3,511,532	0.1
2,949,178		4.000%,05/01/2047	3,154,330	0.0
15,095,793		4.000%,11/01/2047	16,052,934	0.2
804,184		4.000%,03/01/2048	854,202	0.0
8,368,440		4.000%,06/01/2048	9,272,473	0.1
675,690		4.500%,08/01/2041	741,907	0.0
1,275,304		4.500%,09/01/2041	1,419,704	0.0
1,068,310		4.500%,10/01/2041	1,189,638	0.0
1,601,820		4.500%,03/01/2044	1,784,398	0.0
5,659,141		4.500%,02/01/2048	6,100,693	0.1
1,515,808		4.500%,06/01/2048	1,631,516	0.0
102,969		5.000%,01/01/2041	118,411	0.0
961,105		5.000%,04/01/2041	1,104,740	0.0
27,647		5.500%,07/01/2037	31,766	0.0
1,478,742		5.500%,11/01/2038	1,699,729	0.0
1,258		6.000%,12/01/2028	1,401	0.0
15,096		6.000%,01/01/2029	16,785	0.0
3,524		6.500%,01/01/2024	3,923	0.0
4,438		6.500%,12/01/2031	5,056	0.0
450,937		6.500%,09/01/2034	517,144	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

928		7.000%,03/01/2032	989	0.0
			400,468,664	4.4

		Federal National Mortgage Association: 0.3%(8)
5,406,569		3.500%,01/01/2044	5,844,650	0.0
7,932,926		4.000%,12/01/2046	8,639,393	0.1
49,574		4.011%, (US0012M + 1.486%),07/01/2035	50,207	0.0
14,829,566		5.000%,08/01/2056	17,089,297	0.2
172,527		6.000%,05/01/2038	197,098	0.0
			31,820,645	0.3

		Government National Mortgage Association: 2.1%
15,199,969		3.000%,10/20/2049	16,360,710	0.2
8,887,857		3.000%,11/20/2049	9,568,553	0.1
3,900,000	(9)	3.000%,07/21/2050	4,131,105	0.0
7,659,273		3.500%,07/20/2046	8,201,984	0.1
1,244,106		3.500%,07/20/2046	1,332,307	0.0
1,785,707		3.500%,10/20/2046	1,940,376	0.0
1,078,606		3.500%,02/20/2047	1,147,839	0.0
709,664		3.500%,03/20/2047	757,723	0.0
1,092,047		3.500%,07/20/2047	1,163,241	0.0
1,240,653		3.500%,08/20/2047	1,321,410	0.0
3,209,047		3.500%,09/20/2047	3,436,244	0.0
15,383,492		3.500%,12/20/2047	16,511,391	0.2
8,034,620		3.500%,01/20/2048	8,614,758	0.1
12,221,795		3.500%,02/20/2048	13,216,572	0.2
6,492,536		3.500%,02/20/2048	6,954,948	0.1
31,005,616		3.500%,03/20/2048	33,376,431	0.4
1,302,207		3.500%,03/20/2048	1,393,718	0.0
276,498		4.000%,11/20/2040	304,954	0.0
1,668,914		4.000%,03/20/2046	1,795,387	0.0
30,714,468		4.000%,09/20/2047	32,943,520	0.4
18,767,135		4.000%,11/20/2049	19,899,400	0.2
383,192		4.500%,10/15/2039	432,245	0.0
249,337		4.500%,11/15/2039	281,209	0.0
247,032		4.500%,11/15/2039	278,613	0.0
81,475		4.500%,12/15/2039	91,886	0.0
74,324		4.500%,08/20/2041	81,640	0.0
3,901,312		4.500%,09/15/2047	4,283,714	0.1
12,462	(3)	5.140%,10/20/2060	12,555	0.0
11,387	(3)	5.500%,03/20/2060	12,760	0.0
			189,847,193	2.1

		Uniform Mortgage-Backed Securities: 7.3%
27,788,989		3.500%,11/01/2047	30,494,445	0.3
1,490,324		3.500%,12/01/2047	1,574,496	0.0
3,374,139		3.500%,10/01/2049	3,720,953	0.1
1,912,743		4.000%,11/01/2045	2,115,552	0.0
6,238,416		4.000%,08/01/2047	6,637,394	0.1
1,655,543		4.000%,08/01/2047	1,763,050	0.0
1,463,936		2.500%,05/01/2030	1,554,985	0.0
2,342,605		2.500%,06/01/2030	2,483,971	0.0
3,365,970		2.500%,06/01/2030	3,569,147	0.1
1,386,646		2.500%,07/01/2030	1,470,460	0.0
116,890,000	(9)	2.500%,08/13/2050	121,620,392	1.3
1,976,265		3.000%,08/01/2030	2,101,083	0.0
1,069,651		3.000%,09/01/2030	1,140,409	0.0
4,041,144		3.000%,04/01/2043	4,332,054	0.1
3,282,805		3.000%,07/01/2043	3,519,134	0.0
841,397		3.000%,08/01/2043	915,018	0.0
751,540		3.000%,09/01/2043	805,322	0.0
10,150,274		3.000%,04/01/2045	10,974,337	0.1
2,064,300		3.000%,08/01/2046	2,232,113	0.0
5,034,936		3.000%,08/01/2046	5,383,550	0.1
1,029,326		3.000%,11/01/2046	1,119,447	0.0
4,039,049		3.000%,12/01/2046	4,287,262	0.1
13,599,481		3.000%,12/01/2046	14,539,866	0.2
32,421,306		3.000%,01/01/2047	34,317,446	0.4
7,389,416		3.000%,02/01/2047	7,819,580	0.1
8,042,729		3.000%,03/01/2047	8,509,782	0.1
7,961,070		3.000%,07/01/2047	8,422,436	0.1
16,000,000	(9)	3.000%,07/25/2050	16,847,500	0.2
39,713,605		3.500%,06/01/2034	42,052,166	0.5
5,000,183		3.500%,10/01/2042	5,409,724	0.1
1,737,446		3.500%,04/01/2043	1,900,885	0.0
5,128,607		3.500%,08/01/2043	5,611,071	0.1
3,194,917		3.500%,03/01/2044	3,493,786	0.0
384,627		3.500%,01/01/2046	420,669	0.0
585,319		3.500%,02/01/2046	640,169	0.0
277,400		3.500%,02/01/2046	303,394	0.0
23,397,332		3.500%,08/01/2046	25,589,955	0.3
2,673,727		3.500%,08/01/2047	2,831,348	0.0
3,572,824		3.500%,09/01/2047	3,784,654	0.1
2,545,610		3.500%,02/01/2048	2,695,127	0.0
3,480,085		3.500%,05/01/2048	3,668,420	0.1
16,880,003		3.500%,07/01/2048	18,447,362	0.2
23,175,686		3.500%,09/01/2049	24,438,423	0.3
32,900,416		3.500%,02/01/2050	34,605,376	0.4
409,111		4.000%,03/01/2042	449,475	0.0
1,872,413		4.000%,07/01/2042	2,057,775	0.0
1,899,364		4.000%,07/01/2042	2,087,410	0.0
347,706		4.000%,07/01/2042	382,128	0.0
985,083		4.000%,09/01/2043	1,098,006	0.0
15,199,158		4.000%,01/01/2045	17,195,799	0.2
2,186,530		4.000%,01/01/2045	2,354,991	0.0
1,512,258		4.000%,03/01/2045	1,638,804	0.0
11,079,883		4.000%,05/01/2045	11,902,665	0.1
2,108,953		4.000%,06/01/2045	2,292,280	0.0
6,327,603		4.000%,02/01/2046	6,915,628	0.1
13,174,090		4.000%,07/01/2047	14,313,879	0.2
589,610		4.000%,03/01/2048	625,729	0.0
2,074,221		4.000%,03/01/2048	2,202,429	0.0
11,092,550		4.000%,09/01/2048	12,058,776	0.1
29,150,956		4.000%,04/01/2049	31,354,101	0.4
1,773,257		4.250%,11/01/2043	1,933,782	0.0
217,677		4.500%,11/01/2040	242,433	0.0
430,989		4.500%,11/01/2040	480,063	0.0
3,368,005		4.500%,11/01/2040	3,751,600	0.1
6,774		4.500%,12/01/2040	7,546	0.0
3,790		4.500%,12/01/2040	4,221	0.0
6,369		4.500%,01/01/2041	7,095	0.0
9,471		4.500%,01/01/2041	10,549	0.0
440,388		4.500%,10/01/2041	488,008	0.0
465,681		4.500%,10/01/2044	505,554	0.0
1,401,940		4.500%,12/01/2045	1,571,681	0.0
1,825,409		4.500%,04/01/2047	1,987,464	0.0
3,670,970		4.500%,04/01/2047	3,976,738	0.1
3,026,433		4.500%,04/01/2047	3,325,398	0.0
3,971,470		4.500%,04/01/2047	4,392,701	0.1
4,428,780		4.500%,04/01/2047	4,962,978	0.1
2,071,553		4.500%,05/01/2047	2,321,424	0.0
1,905,398		4.500%,05/01/2047	2,149,088	0.0
1,577,783		4.500%,05/01/2047	1,779,577	0.0
6,378,762		4.500%,05/01/2047	6,908,700	0.1
2,572,650		4.500%,05/01/2047	2,901,695	0.0
3,576,341		4.500%,06/01/2047	3,857,602	0.1
3,079,510		4.500%,06/01/2047	3,322,900	0.0
1,186,131		4.500%,06/01/2047	1,329,203	0.0
5,157,206		4.500%,07/01/2047	5,564,722	0.1
2,700,974		4.500%,08/01/2047	2,913,393	0.0
114,259		5.000%,06/01/2033	130,930	0.0
22,745		5.000%,09/01/2033	26,108	0.0
66,288		5.000%,11/01/2033	76,093	0.0
22,892		5.000%,03/01/2034	26,274	0.0
20,289		5.000%,03/01/2034	23,289	0.0
152,095		5.000%,02/01/2035	174,569	0.0
100,122		5.000%,06/01/2035	114,949	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,805		5.000%,06/01/2035	6,665	0.0
58,008		5.000%,07/01/2035	66,601	0.0
354,641		5.000%,08/01/2035	406,804	0.0
20,402		5.000%,10/01/2035	23,102	0.0
500,541		5.000%,10/01/2035	574,788	0.0
278,242		5.000%,02/01/2036	319,642	0.0
4,096		5.000%,03/01/2036	4,707	0.0
51,831		5.000%,03/01/2036	59,553	0.0
8,555		5.000%,05/01/2036	9,829	0.0
5,435		5.000%,06/01/2036	6,246	0.0
214,922		5.000%,07/01/2036	246,715	0.0
148,953		5.000%,11/01/2040	167,961	0.0
59,573		5.000%,05/01/2041	68,520	0.0
263,750		5.000%,06/01/2041	303,362	0.0
386,687		5.000%,06/01/2041	439,241	0.0
139,368		5.500%,03/01/2037	160,337	0.0
140,970		5.500%,06/01/2039	162,024	0.0
1,378,058		5.500%,10/01/2039	1,582,310	0.0
42,453		6.000%,09/01/2036	47,229	0.0
310		6.500%,02/01/2028	345	0.0
556		6.500%,09/01/2031	619	0.0
145		6.500%,09/01/2031	162	0.0
15,792		6.500%,11/01/2031	18,430	0.0
7,376		6.500%,04/01/2032	8,398	0.0
1,313		6.500%,08/01/2032	1,514	0.0
4,245		6.500%,08/01/2032	4,829	0.0
6,383		7.000%,12/01/2027	6,504	0.0
887		7.000%,10/01/2031	909	0.0
2,919		7.000%,03/01/2032	3,408	0.0
1,094		7.500%,09/01/2030	1,288	0.0
3,500		7.500%,09/01/2031	4,244	0.0
14,351		7.500%,02/01/2032	16,814	0.0
			655,085,015	7.3

	Total U.S. Government Agency Obligations
	(Cost $1,216,021,512)		1,277,221,517	14.1

U.S. TREASURY OBLIGATIONS: 4.2%
		U.S. Treasury Bonds: 2.3%
92,615,000	(2)	0.625%,05/15/2030	92,347,285	1.0
78,471,000		1.125%,05/15/2040	77,752,193	0.9
34,536,000		2.000%,02/15/2050	39,542,371	0.4
			209,641,849	2.3

		U.S. Treasury Notes: 1.9%
66,227,000	(2)	0.125%,06/30/2022	66,193,369	0.7
53,274,000	(2)	0.250%,06/15/2023	53,390,537	0.6
20,443,000		0.250%,06/30/2025	20,405,069	0.2
33,005,000		0.500%,06/30/2027	33,029,496	0.4
			173,018,471	1.9

	Total U.S. Treasury Obligations
	(Cost $381,146,352)		382,660,320	4.2

ASSET-BACKED SECURITIES: 13.2%
		Automobile Asset-Backed Securities: 1.6%
8,246,000		Americredit Automobile Receivables Trust 2018-1 C, 3.500%, 01/18/2024	8,583,435	0.1
5,950,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,194,735	0.1
8,440,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,666,065	0.1
5,750,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,870,544	0.1
5,050,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,024,023	0.1
8,300,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	8,036,741	0.1
750,000		CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	760,138	0.0
1,500,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,530,509	0.0
21,081,000		CarMax Auto Owner Trust 2020-2 A4, 2.050%, 05/15/2025	21,992,302	0.2
600,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	602,159	0.0
6,150,000	(1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	6,298,111	0.1
500,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	512,496	0.0
9,100,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,348,850	0.1
2,850,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,881,997	0.0
7,550,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,543,317	0.1
9,600,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	9,924,637	0.1
9,850,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	10,058,944	0.1
7,207,729	(1)	Santander Consumer Auto Receivables Trust 2020-AA A, 1.370%, 10/15/2024	7,252,440	0.1
4,150,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	4,233,389	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

18,750,000	(1)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	19,064,059	0.2
			144,378,891	1.6

		Credit Card Asset-Backed Securities: 0.0%
600,000		Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	622,701	0.0

		Home Equity Asset-Backed Securities: 0.2%
3,433,674	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,252,843	0.0
6,726,790		Freddie Mac Structured Pass Through Certificates T-31 A7, 0.418%, (US0001M + 0.250%), 05/25/2031	6,693,351	0.1
5,855,403	(3)	GSAA Home Equity Trust 2006-4 4A3, 3.716%, 03/25/2036	4,488,848	0.1
3,629,762	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	2,086,085	0.0
261,537	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.864%, 12/25/2036	208,185	0.0
858,292		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.505%, (US0001M + 0.160%), 02/25/2037	757,875	0.0
1,044,407		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.645%, (US0001M + 0.230%), 02/25/2037	916,278	0.0
2,785,128	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,931,880	0.0
			21,335,345	0.2

		Other Asset-Backed Securities: 9.4%
2,767,575	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,541,339	0.0
10,000,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330%), 01/20/2033	9,801,620	0.1
1,071,622	(1),(3),(4),(6)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	–	–
10,000,000	(1)	AMMC CLO 15 Ltd. 2014-15A ARR, 2.479%, (US0003M + 1.260%), 01/15/2032	9,735,550	0.1
3,900,000	(1)	Apidos CLO XII 2013-12A AR, 2.299%, (US0003M + 1.080%), 04/15/2031	3,808,884	0.0
500,000	(1)	Apidos CLO XII 2013-12A CR, 3.019%, (US0003M + 1.800%), 04/15/2031	475,547	0.0
20,000,000	(1)	Apidos CLO XXXII 2019-32A A1, 3.003%, (US0003M + 1.320%), 01/20/2033	19,628,020	0.2
11,400,000	(1)	Apidos CLO XXXIII 2020-33A A, 2.000%, (US0003M + 1.700%), 07/24/2031	11,399,875	0.1
4,450,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	3,949,731	0.0
2,050,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,766,362	0.0
4,209,473	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	4,205,645	0.1
10,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230%), 01/15/2030	9,609,820	0.1
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 2.485%, (US0003M + 1.350%), 07/18/2029	3,757,417	0.0
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 2.435%, (US0003M + 1.300%), 07/20/2029	6,139,624	0.1
1,650,000	(1)	Bain Capital Credit CLO 2017-1A A2, 2.485%, (US0003M + 1.350%), 07/20/2030	1,604,468	0.0
3,750,000	(1)	Barings Clo Ltd. 2019-4A C, 4.405%, (US0003M + 2.800%), 01/15/2033	3,706,215	0.0
7,500,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 3.233%, (US0003M + 1.330%), 01/17/2033	7,363,537	0.1
8,770,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.469%, (US0003M + 1.250%), 07/15/2029	8,654,973	0.1
15,250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 2.335%, (US0003M + 1.200%), 01/20/2031	14,715,731	0.2
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 2.285%, (US0003M + 1.150%), 04/20/2031	4,728,000	0.1
17,350,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 3.228%, (US0003M + 1.350%), 01/15/2033	16,966,235	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,500,000	(1)	Benefit Street Partners Clo XII Ltd. 2017-12A A1, 2.469%, (US0003M + 1.250%), 10/15/2030	2,443,100	0.0
4,070,000	(1)	BlueMountain CLO 2015-1A BR, 3.811%, (US0003M + 2.500%), 04/13/2027	4,034,469	0.1
7,570,000	(1)	Broad River BSL Funding CLO 2020-1A A, 2.061%, (US0003M + 1.850%), 04/20/2029	7,560,871	0.1
10,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 2.275%, (US0003M + 1.140%), 01/20/2031	9,747,760	0.1
689,945	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.442%, (US0003M + 1.050%), 05/15/2031	671,214	0.0
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 2.265%, (US0003M + 1.130%), 04/17/2031	3,078,173	0.0
3,530,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.385%, (US0003M + 1.250%), 10/17/2030	3,466,453	0.0
37,149		Chase Funding Trust Series 2003-5 2A2, 0.785%, (US0001M + 0.600%), 07/25/2033	34,340	0.0
4,050,000	(1)	CIFC Funding 2013-2A A1LR, 2.345%, (US0003M + 1.210%), 10/18/2030	3,989,218	0.1
2,150,000	(1)	CIFC Funding 2017-2A C, 3.485%, (US0003M + 2.350%), 04/20/2030	2,077,278	0.0
7,400,000	(1)	CIFC Funding 2017-4 A1, 2.270%, (US0003M + 1.250%), 10/24/2030	7,261,960	0.1
3,000,000	(1)	CIFC Funding 2017-5A A1, 2.315%, (US0003M + 1.180%), 11/16/2030	2,955,249	0.0
11,380,000	(1)	CIFC Funding 2019-6A A1 Ltd., 2.506%, (US0003M + 1.330%), 01/16/2033	11,175,592	0.1
3,000,000	(1)	CIFC Funding 2019-6A A2 Ltd., 2.926%, (US0003M + 1.750%), 01/16/2033	2,993,781	0.0
3,700,000		CNH Equipment Trust 2020-A A4, 1.510%, 04/15/2027	3,767,777	0.0
4,675,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 3.135%, (US0003M + 2.000%), 10/20/2028	4,575,591	0.1
7,425,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.890%, (US0001M + 0.705%), 09/25/2035	6,987,232	0.1
9,499,718		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.335%, (US0001M + 0.150%), 10/25/2036	8,314,339	0.1
4,714,375	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	5,122,258	0.1
2,431,625	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,572,484	0.0
4,200,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 2.315%, (US0003M + 1.180%), 10/20/2030	4,111,678	0.1
7,000,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 2.429%, (US0003M + 1.210%), 10/15/2030	6,868,309	0.1
633,750	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	650,592	0.0
6,815,750	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	7,148,631	0.1
2,603,625	(1)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,842,426	0.0
5,776,875	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,119,039	0.1
2,303,000	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,447,344	0.0
6,660,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350%), 04/15/2028	6,443,990	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.592%, (US0003M + 1.200%), 08/15/2030	5,477,630	0.1
7,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 2.447%, (US0003M + 1.180%), 04/17/2033	6,802,187	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.385%, (US0003M + 1.250%), 01/20/2030	7,771,232	0.1
4,228,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,265,652	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.240%, (US0003M + 1.220%), 07/24/2030	4,171,405	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 2.419%, (US0003M + 1.200%), 10/15/2030	2,445,240	0.0
11,150,000	(1)	Galaxy XXI CLO Ltd. 2015-21A AR, 2.155%, (US0003M + 1.020%), 04/20/2031	10,802,577	0.1
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 2.409%, (US0003M + 1.190%), 10/15/2030	2,259,865	0.0
7,000,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 2.285%, (US0003M + 1.150%), 11/28/2030	6,854,176	0.1
4,727,499	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	4,727,092	0.1
1,331,827	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,389,607	0.0
1,260,351	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,315,350	0.0
3,146,882	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	3,359,367	0.0
1,250,000	(1)	Home Partners of America 2018-1 E Trust, 2.044%, (US0001M + 1.850%), 07/17/2037	1,180,476	0.0
24,491,140	(1)	Invitation Homes 2017-SFR2 A Trust, 1.044%, (US0001M + 0.850%), 12/17/2036	24,189,784	0.3
7,750,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 3.135%, (US0003M + 2.000%), 10/20/2027	7,526,699	0.1
7,300,000	(1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	7,194,004	0.1
4,242,430	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,716,348	0.1
3,057,869	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,292,683	0.0
10,050,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 3.131%, (US0003M + 1.380%), 01/20/2033	9,893,160	0.1
6,000,000	(1)	Kayne CLO 6 Ltd. 2019-6A A2, 3.601%, (US0003M + 1.850%), 01/20/2033	5,963,712	0.1
4,250,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200%), 04/17/2033	4,143,504	0.1
6,000,000	(1),(9)	KKR CLO 21 A Ltd., 2.219%, (US0003M + 1.000%), 04/15/2031	5,796,330	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 2.385%, (US0003M + 1.250%), 01/20/2031	5,751,702	0.1
11,237,000	(1)	LCM XIV L.P. 14A AR, 2.175%, (US0003M + 1.040%), 07/20/2031	10,878,315	0.1
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 2.355%, (US0003M + 1.220%), 04/20/2031	4,774,410	0.1
3,600,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.069%, (US0003M + 2.850%), 10/15/2032	3,526,265	0.0
5,400,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 3.191%, (US0003M + 2.200%), 01/27/2026	5,384,237	0.1
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.935%, (US0003M + 1.800%), 04/20/2030	1,323,060	0.0
13,050,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750%), 07/15/2030	13,056,682	0.2
13,150,000	(1)	Magnetite XXII Ltd. 2019-22A A2, 2.869%, (US0003M + 1.650%), 04/15/2031	12,959,233	0.1
3,324,654	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	3,314,010	0.0
3,488,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,488,172	0.0
500,000	(1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	508,949	0.0
4,200,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	3,676,960	0.0
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,174,010	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,397,923	0.0
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.751%, 09/25/2057	2,407,979	0.0
1,170,664	(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	1,224,050	0.0
6,041,273	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	6,110,041	0.1
4,626,216	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	4,689,942	0.1
7,582,345	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	7,853,447	0.1
1,937,383	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,947,235	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,974,366	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	5,947,764	0.1
2,862,812	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,955,347	0.0
8,000,000	(1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	8,070,000	0.1
3,250,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 3.626%, (US0003M + 2.450%), 10/16/2032	3,174,516	0.0
12,250,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 3.243%, (US0003M + 1.340%), 01/19/2033	12,021,709	0.1
16,650,000	(1)	Oaktree CLO 2020-1A A Ltd., 2.345%, (US0003M + 2.000%), 07/15/2029	16,677,539	0.2
2,500,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.985%, (US0003M + 1.850%), 04/17/2027	2,451,570	0.0
5,000,000	(1)	OCP CLO 2017-13A A1A Ltd., 2.479%, (US0003M + 1.260%), 07/15/2030	4,925,020	0.1
11,000,000	(1)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800%), 04/20/2030	11,021,747	0.1
12,050,000	(1)	OCP CLO 2020-19 A A1 Ltd., 2.070%, (US0003M + 1.750%), 07/20/2031	12,048,470	0.1
9,470,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.455%, (US0003M + 1.320%), 03/17/2030	9,300,856	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.569%, (US0003M + 1.350%), 07/15/2029	2,901,126	0.0
5,520,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375%), 07/15/2029	5,345,430	0.1
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.485%, (US0003M + 1.350%), 07/19/2030	3,929,723	0.0
21,243,110	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.566%, (US0003M + 1.180%), 11/18/2031	20,700,880	0.2
17,700,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.732%, (US0003M + 1.340%), 11/15/2032	17,282,315	0.2
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 2.265%, (US0003M + 1.130%), 01/17/2031	3,491,603	0.0
6,600,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100%), 07/20/2030	6,466,634	0.1
10,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 2.165%, (US0003M + 1.030%), 04/18/2031	9,783,860	0.1
6,700,000	(1)	Palmer Square Loan Funding 2018-1A B Ltd., 2.619%, (US0003M + 1.400%), 04/15/2026	6,505,901	0.1
4,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.069%, (US0003M + 1.850%), 04/15/2026	3,787,012	0.0
1,000,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 3.169%, (US0003M + 1.950%), 07/15/2026	944,583	0.0
6,091,500	(1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	6,149,095	0.1
547,067	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.681%, 01/25/2036	553,312	0.0
5,024,775	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,082,863	0.1
2,000,000	(1),(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	1,955,833	0.0
5,101,000	(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,131,787	0.1
1,585,000	(1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,589,360	0.0
7,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	6,411,591	0.1
7,190,000	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	7,413,103	0.1
3,700,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,474,916	0.0
9,950,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	8,739,319	0.1
3,450,000	(1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	3,486,216	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,000,000	(1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,007,086	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,772,732	0.0
4,100,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	3,947,631	0.0
1,300,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,070,280	0.0
344,458	(1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	366,472	0.0
7,275,667	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	7,668,819	0.1
22,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 3.231%, (US0003M + 1.400%), 01/15/2033	21,259,619	0.2
4,805,062	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	4,560,845	0.1
4,729,670	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,646,209	0.1
6,057,750	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,573,502	0.1
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	6,406,124	0.1
6,914,151	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.365%, (US0003M + 1.230%), 10/18/2030	6,775,370	0.1
12,250,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.877%, (US0003M + 1.190%), 11/01/2031	11,920,561	0.1
7,080,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.365%, (US0003M + 1.230%), 07/20/2030	6,944,765	0.1
7,500,000	(1)	Tiaa Clo III Ltd. 2017-2A A, 2.326%, (US0003M + 1.150%), 01/16/2031	7,219,313	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.745%, 11/25/2060	1,468,241	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.477%, 11/25/2057	2,807,370	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,464,460	0.1
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,437,091	0.0
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,302,935	0.0
3,000,000	(1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,004,305	0.0
7,250,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 3.119%, (US0003M + 1.900%), 04/15/2027	6,870,912	0.1
1,950,000	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,023,515	0.0
3,597,750	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,804,297	0.0
			850,047,897	9.4

		Student Loan Asset-Backed Securities: 2.0%
711,230	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	734,260	0.0
187,604	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	189,874	0.0
2,027,336	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	2,078,465	0.0
3,006,013	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	3,092,705	0.0
6,679,489	(1)	Commonbond Student Loan Trust 2018-CGS A2, 0.985%, (US0001M + 0.800%), 02/25/2046	6,573,452	0.1
10,500,000	(1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	10,609,547	0.1
255,319	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	254,228	0.0
299,740	(1),(3)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	297,881	0.0
226,637	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	230,689	0.0
452,715	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	452,873	0.0
10,697,000	(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	10,967,224	0.1
9,150,000	(1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	9,193,596	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,357,798	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,442,678	0.0
22,200,000	(1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	21,934,772	0.3
4,100,000	(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,299,961	0.1
3,000,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,906,977	0.0
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,075,398	0.1
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,257,277	0.0
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	7,815,354	0.1
13,529,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	14,139,750	0.2
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	5,975,571	0.1
6,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,338,921	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,061,965	0.0
6,633,000	(1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	7,027,916	0.1
20,812,000	(1)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	21,272,220	0.2
24,500,000	(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	24,890,616	0.3
			175,471,968	2.0

	Total Asset-Backed Securities
	(Cost $1,198,866,619)		1,191,856,802	13.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.6%
10,647,000	(1),(3)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.993%, 05/27/2021	10,316,102	0.1
35,288,849	(3),(6)	BANK 2017-BNK4 XA, 1.573%, 05/15/2050	2,391,638	0.0
167,655,000	(3),(6)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	2,035,013	0.0
204,198,450	(3),(6)	BANK 2018-BNK14 XA, 0.669%, 09/15/2060	6,455,999	0.1
19,110,000	(1),(3),(6)	BANK 2018-BNK14 XD, 1.752%, 09/15/2060	2,135,539	0.0
24,662,389	(3),(6)	BANK 2019-BNK16 XA, 1.125%, 02/15/2052	1,569,707	0.0
5,210,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,037,018	0.1
6,580,000	(3)	Bank 2019-BNK19 C, 4.169%, 08/15/2061	5,979,499	0.1
100,590,135	(3),(6)	Bank 2019-BNK19 XA, 1.097%, 08/15/2061	6,979,225	0.1
92,840,000	(1),(3),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	2,677,710	0.0
2,620,000	(1),(3)	BENCHMARK 2018-B3 D Mortgage Trust, 3.208%, 04/10/2051	1,779,976	0.0
54,413,838	(3),(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.205%, 08/15/2052	3,568,753	0.0
7,470,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	5,690,272	0.1
36,616,766	(3),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.212%, 03/15/2052	2,626,451	0.0
6,420,000	(1)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	4,464,664	0.1
92,716,973	(3),(6)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	8,885,123	0.1
3,860,000	(1)	BHP Trust 2019-BXHP D, 1.956%, (US0001M + 1.771%), 08/15/2036	3,382,801	0.0
3,940,000	(1)	BHP Trust 2019-BXHP E, 2.752%, (US0001M + 2.568%), 08/15/2036	3,277,517	0.0
8,025,365	(1)	BX Commercial Mortgage Trust 2019-XL A, 1.105%, (US0001M + 0.920%), 10/15/2036	7,998,752	0.1
24,572,902	(1)	BX Commercial Mortgage Trust 2019-XL G, 2.485%, (US0001M + 2.300%), 10/15/2036	23,703,186	0.3

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

14,051,076	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650%), 10/15/2036	13,335,875	0.2
9,449,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.685%, (US0001M + 2.500%), 12/15/2029	9,025,546	0.1
5,150,000	(1)	BX Trust 2019-MMP E, 2.085%, (US0001M + 1.900%), 08/15/2036	4,813,797	0.1
6,000,000	(1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	6,297,820	0.1
6,300,000	(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	5,673,321	0.1
7,290,000		Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	7,587,404	0.1
3,340,000	(3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.539%, 11/15/2050	2,961,193	0.0
93,423,461	(3),(6)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.157%, 11/15/2050	4,649,714	0.1
24,743,691	(3),(6)	CD 2016-CD1 Mortgage Trust XA, 1.532%, 08/10/2049	1,470,072	0.0
45,113,000	(1),(3),(6)	CD 2016-CD1 Mortgage Trust XB, 0.811%, 08/10/2049	1,723,262	0.0
33,638,038	(3),(6)	CD 2017-CD4 Mortgage Trust XA, 1.457%, 05/10/2050	2,062,557	0.0
4,280,000	(3)	CD 2017-CD6 Mortgage Trust C, 4.409%, 11/13/2050	3,977,687	0.0
7,453,264	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	6,806,705	0.1
4,139,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	4,010,061	0.1
3,910,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.261%, 03/10/2047	3,385,196	0.0
7,745,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	4,584,256	0.1
40,637,628	(3),(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.127%, 07/10/2049	3,350,390	0.0
82,380,764	(3),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.251%, 10/12/2050	4,355,660	0.1
3,940,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.410%, 09/15/2050	3,530,689	0.0
40,139,896	(3),(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.054%, 09/15/2050	2,010,941	0.0
88,710,842	(3),(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.755%, 06/10/2051	3,878,465	0.0
7,480,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	8,343,003	0.1
28,183,126	(3),(6)	COMM 2012-CR2 XA, 1.790%, 08/15/2045	704,429	0.0
30,900,589	(3),(6)	COMM 2012-CR4 XA, 1.846%, 10/15/2045	1,034,351	0.0
27,260,000	(1),(3),(6)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	376,251	0.0
47,890,602	(1),(3),(6)	COMM 2012-LC4 XA, 2.284%, 12/10/2044	1,147,272	0.0
4,640,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	3,910,421	0.0
9,645,000	(1),(3)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	7,776,141	0.1
3,310,000	(3)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	2,353,814	0.0
128,741,496	(1),(3),(6)	COMM 2015-PC1 XA, 0.794%, 07/10/2050	2,756,137	0.0
920,000	(3)	COMM 2016-COR1 C, 4.529%, 10/10/2049	829,282	0.0
68,536,260	(3),(6)	COMM 2016-CR28 XA, 0.775%, 02/10/2049	1,849,328	0.0
36,076,145	(3),(6)	COMM 2017-COR2 XA, 1.321%, 09/10/2050	2,359,430	0.0
12,420,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	14,601,628	0.2
8,261,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	6,624,763	0.1
15,420,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.835%, (US0001M + 2.650%), 05/15/2036	14,647,736	0.2
5,421,000	(3)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	3,221,834	0.0
4,340,000	(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.248%, 11/15/2050	3,446,306	0.0
19,066,000	(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	21,891,108	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,848,000	(1)	CSWF 2018-TOP E, 2.435%, (US0001M + 2.250%), 08/15/2035	5,246,250	0.1
5,528,000	(1)	CSWF 2018-TOP F, 2.935%, (US0001M + 2.750%), 08/15/2035	4,823,189	0.1
4,460,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	3,200,719	0.0
5,000,000	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	3,856,914	0.0
12,519,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650%), 07/10/2044	8,838,432	0.1
4,480,000	(1)	Exantas Capital Corp. 2019-RSO7 C Ltd., 2.244%, (US0001M + 2.050%), 04/15/2036	3,919,628	0.0
4,500,000	(1),(3)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	3,728,740	0.0
2,700,625	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.442%, 08/25/2020	17,211	0.0
77,599,012	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	902,399	0.0
42,047,111	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	1,390,658	0.0
31,879,545	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	1,329,906	0.0
68,923,280	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	8,738,858	0.1
11,750,602	(1)	FREMF 2017-KGL1 BFL Mortgage Trust, 2.683%, (US0001M + 2.500%), 10/25/2027	11,381,756	0.1
186,629,572	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	194,487	0.0
223,355,545	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KHG2 X, 0.406%, 02/25/2030	5,552,753	0.1
4,580,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 1.735%, (US0001M + 1.550%), 07/15/2035	4,101,126	0.1
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.285%, (US0001M + 2.100%), 07/15/2035	3,784,444	0.0
12,770,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.385%, (US0001M + 2.200%), 10/15/2036	11,896,195	0.1
5,110,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P F, 2.835%, (US0001M + 2.650%), 10/15/2036	4,241,283	0.1
8,190,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	7,866,634	0.1
3,710,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	3,530,650	0.0
5,340,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	5,172,555	0.1
6,140,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	4,418,757	0.1
46,688,896	(3),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.206%, 11/10/2046	1,330,507	0.0
65,005,332	(3),(6)	GS Mortgage Securities Trust 2014-GC22 XA, 1.139%, 06/10/2047	1,594,386	0.0
81,606,045	(3),(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.683%, 11/10/2049	1,894,297	0.0
69,836,494	(3),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.185%, 05/10/2050	3,995,080	0.0
6,310,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	7,356,878	0.1
78,337,867	(3),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.124%, 02/10/2052	5,121,424	0.1
13,220,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	12,342,548	0.1
10,120,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	8,952,662	0.1
11,820,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	13,114,533	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

7,690,000	(1),(3)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	6,829,241	0.1
1,806,000	(1),(3)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,507,989	0.0
2,400,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.663%, 07/15/2046	2,272,277	0.0
4,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	3,998,226	0.1
72,889,293	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.645%, 06/15/2045	1,118,581	0.0
5,550,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	4,554,416	0.1
88,542,290	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.822%, 12/15/2049	2,547,955	0.0
10,720,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	8,781,791	0.1
6,363,797	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.370%, 11/15/2045	5,589,336	0.1
7,840,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.053%, 01/15/2047	6,272,065	0.1
6,470,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	4,402,258	0.1
10,805,684	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.903%, 04/15/2047	190,452	0.0
3,080,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.022%, 01/15/2048	2,625,857	0.0
1,272,855	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.112%, 10/15/2048	44,956	0.0
12,440,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	14,569,355	0.2
5,000,000		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	5,545,286	0.1
2,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.185%, (US0001M + 2.000%), 05/15/2036	1,864,252	0.0
4,083,618	(1),(3),(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.877%, 11/15/2038	12,124	0.0
46,337,956	(1),(3),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.148%, 03/10/2050	1,588,785	0.0
4,340,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.067%, 11/15/2046	3,407,123	0.0
74,137,295	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	2,483,496	0.0
3,470,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.071%, 04/15/2047	2,779,869	0.0
7,040,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	5,406,836	0.1
14,914,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	10,815,481	0.1
7,864,000	(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.034%, 11/15/2049	4,393,486	0.1
7,455,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	8,446,842	0.1
490,000	(1)	Morgan Stanley Capital I Trust 2019-H7 D, 3.000%, 07/15/2052	314,472	0.0
2,500,000	(1)	Morgan Stanley Capital I Trust 2019-PLND E, 2.335%, (US0001M + 2.150%), 05/15/2036	2,155,102	0.0
4,670,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	3,109,268	0.0
46,483,656	(3),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.932%, 12/15/2050	2,122,281	0.0
6,820,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	6,348,330	0.1
8,247,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	7,543,510	0.1
14,680,000	(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	15,632,233	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

7,680,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	8,365,449	0.1
5,280,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	2,945,155	0.0
9,020,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	4,468,367	0.1
6,239,500	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	6,086,373	0.1
8,780,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	8,528,332	0.1
8,660,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	10,155,574	0.1
1,264,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	816,920	0.0
6,000,000	(1),(10)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,000,138	0.1
3,270,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.845%, 11/15/2044	2,572,375	0.0
13,234,455	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.964%, 08/15/2045	360,873	0.0
9,522,502	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.048%, 11/15/2045	326,155	0.0
12,946,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.399%, 03/15/2045	8,212,940	0.1
3,920,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	2,825,215	0.0
81,353,770	(3),(6)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.960%, 11/15/2047	2,344,331	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $738,774,527)		683,436,377	7.6

SOVEREIGN BONDS: 2.4%
2,750,000	(5)	Argentine Republic Government International Bond, 5.625%, 01/26/2022	1,149,541	0.0
4,960,000	(5)	Argentine Republic Government International Bond, 6.875%, 04/22/2021	2,093,740	0.0
2,900,000	(5)	Argentine Republic Government International Bond, 6.875%, 01/26/2027	1,176,675	0.0
BRL 95,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	20,697,335	0.2
BRL 52,000,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	10,861,726	0.1
7,775,000	(2)	Brazilian Government International Bond, 3.875%, 06/12/2030	7,511,039	0.1
5,900,000	(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,193,141	0.1
700,000		Brazilian Government International Bond, 6.000%, 04/07/2026	793,222	0.0
1,000,000	(2)	Colombia Government International Bond, 3.125%, 04/15/2031	993,260	0.0
5,225,000		Colombia Government International Bond, 3.875%, 04/25/2027	5,531,028	0.1
2,500,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,758,025	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/2021	282,027	0.0
7,900,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	7,185,050	0.1
300,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	304,544	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/2024	277,734	0.0
900,000		Dominican Republic International Bond, 5.950%, 01/25/2027	908,604	0.0
300,000	(1),(2)	Dominican Republic International Bond, 6.600%, 01/28/2024	315,647	0.0
4,825,000		Dominican Republic International Bond, 6.875%, 01/29/2026	5,073,777	0.1
2,675,000		Egypt Government International Bond, 5.875%, 06/11/2025	2,701,750	0.0
250,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	252,500	0.0
1,300,000		Egypt Government International Bond, 6.588%, 02/21/2028	1,286,912	0.0
9,150,000		Egypt Government International Bond, 7.500%, 01/31/2027	9,622,167	0.1
7,675,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	7,510,678	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,000,000	(1),(2)	Egypt Government International Bond, 8.875%, 05/29/2050	990,830	0.0
1,240,000	(1),(2)	Gabon Government International Bond, 6.625%, 02/06/2031	1,110,998	0.0
12,725,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	11,945,594	0.1
IDR 132,518,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	9,787,871	0.1
3,288,330	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	3,250,830	0.1
2,350,000		Jordan Government International Bond, 5.850%, 07/07/2030	2,350,000	0.0
1,000,000		Jordan Government International Bond, 6.125%, 01/29/2026	1,056,320	0.0
1,200,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,188,000	0.0
2,250,000		Morocco Government International Bond, 4.250%, 12/11/2022	2,375,312	0.0
600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	633,416	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/2021	856,035	0.0
3,400,000		Oman Government International Bond, 6.000%, 08/01/2029	3,179,000	0.1
693,000		Panama Government International Bond, 6.700%, 01/26/2036	1,000,037	0.0
1,000,000		Panama Government International Bond, 9.375%, 04/01/2029	1,521,060	0.0
600,000		Paraguay Government International Bond, 4.625%, 01/25/2023	631,506	0.0
600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	631,506	0.0
PEN 14,130,000		Peru Government Bond, 6.850%, 02/12/2042	4,713,485	0.1
3,600,000	(1),(2)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,609,000	0.1
2,675,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	2,913,155	0.0
4,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,453,140	0.1
4,200,000		Philippine Government International Bond, 3.750%, 01/14/2029	4,808,451	0.1
3,450,000	(2)	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	3,208,431	0.1
12,300,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	11,689,551	0.1
3,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	4,032,000	0.1
2,600,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,967,255	0.0
1,750,000	(1)	Saudi Government International Bond, 3.250%, 10/22/2030	1,881,793	0.0
2,925,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	3,460,304	0.1
1,200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	840,011	0.0
9,475,000		Turkey Government International Bond, 4.875%, 10/09/2026	8,816,345	0.1
1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	922,208	0.0
1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	973,430	0.0
200,000		Turkey Government International Bond, 6.250%, 09/26/2022	203,115	0.0
2,625,000		Turkey Government International Bond, 7.250%, 12/23/2023	2,739,062	0.0
2,083,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,199,134	0.0
1,500,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,577,133	0.0
10,400,000		Ukraine Government International Bond, 7.750%, 09/01/2025	10,886,762	0.1

	Total Sovereign Bonds
	(Cost $234,120,967)		214,882,202	2.4

			Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
	Total Purchased Options
	(Cost $4,583,449)		2,573,414	0.0

	Total Long-Term Investments
	(Cost $8,870,440,894)		9,129,943,429	101.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Floating Rate Notes: 0.1%
2,100,000	(12)	Bank of Montreal, 0.200%, 07/13/2020	2,100,045	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,700,000	(12)	National Bank of Canada, 1.180%, 07/16/2020	2,700,094	0.0
2,600,000	(12)	Royal Bank of Canada, 0.350%, 07/17/2020	2,600,238	0.0
3,000,000	(12)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	3,000,102	0.1

	Total Floating Rate Notes
	(Cost $10,400,479)		10,400,479	0.1

		Repurchase Agreements: 2.7%
8,380,383	(12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $8,380,415, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $8,547,991, due 08/13/20-05/20/70)	8,380,383	0.1
21,286,974	(12)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $21,287,098, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $22,251,279, due 08/15/20-02/15/48)	21,286,974	0.2
50,209,135	(12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $50,209,273, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $51,213,318, due 08/01/20-02/20/70)	50,209,135	0.6
9,854,320	(12)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $9,854,347, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $10,051,406, due 01/01/29-06/01/50)	9,854,320	0.1
21,162,474	(12)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $21,162,561, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $21,585,815, due 07/31/20-11/15/49)	21,162,474	0.2
65,047,886	(12)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $65,048,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $66,348,847, due 07/31/21-05/20/70)	65,047,886	0.7
12,900,534	(12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $12,900,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,158,545, due 07/15/20-06/01/50)	12,900,534	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
3,793,086	(12)	Palafox Trading LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $3,793,102, collateralized by various U.S. Government Securities, 1.375%-2.000%, Market Value plus accrued interest $3,868,965, due 01/31/22-08/15/25)	3,793,086	0.0
3,761,200	(12)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $3,761,227, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $3,928,406, due 10/27/20-05/27/40)	3,761,200	0.0
51,671,580	(12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $51,671,920, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $52,824,785, due 01/15/22-02/15/47)	51,671,580	0.6

	Total Repurchase Agreements
	(Cost $248,067,572)		248,067,572	2.7

Shares			Value	Percentage of Net Assets
		Mutual Funds(12): 0.7%
7,149,000	(12),(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	7,149,000	0.1
46,138,000	(12),(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	46,138,000	0.5
6,269,000	(12),(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	6,269,000	0.1
	Total Mutual Funds
	(Cost $59,556,000)		59,556,000	0.7

	Total Short-Term Investments
	(Cost $318,024,051)		318,024,051	3.5

	Total Investments in Securities (Cost $9,188,464,945)		$ 9,447,967,480	104.6
	Liabilities in Excess of Other Assets		(415,957,897)	(4.6)
	Net Assets		$ 9,032,009,583	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Defaulted security.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2020.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Represents or includes a TBA transaction.
(10)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:
BRL	Brazilian Real
DKK	Danish Krone
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Purchased Options	$–	$2,573,414	$–	$2,573,414
Corporate Bonds/Notes	–	3,420,185,420	–	3,420,185,420
Collateralized Mortgage Obligations	–	1,957,127,377	–	1,957,127,377
Asset-Backed Securities	–	1,191,856,802	–	1,191,856,802
U.S. Government Agency Obligations	–	1,277,221,517	–	1,277,221,517
Sovereign Bonds	–	214,882,202	–	214,882,202
Commercial Mortgage-Backed Securities	–	683,436,377	–	683,436,377
U.S. Treasury Obligations	–	382,660,320	–	382,660,320
Short-Term Investments	59,556,000	258,468,051	–	318,024,051
Total Investments, at fair value	$59,556,000	$9,388,411,480	$–	$9,447,967,480
Other Financial Instruments+
Forward Foreign Currency Contracts	–	297,621	–	297,621
Futures	1,632,701	–	–	1,632,701
Total Assets	$61,188,701	$9,388,709,101	$–	$9,449,897,802
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(4,165,251)	$–	$(4,165,251)
Futures	(3,810,201)	–	–	(3,810,201)
Total Liabilities	$(3,810,201)	$(4,165,251)	$–	$(7,975,452)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 8,815	MYR 38,391	Barclays Bank PLC	08/07/20	$(127)
RON 2,185	USD 486	Barclays Bank PLC	08/07/20	20
USD 6,813,287	MXN 164,619,506	Barclays Bank PLC	08/14/20	(306,208)
COP 591,510	USD 151	Barclays Bank PLC	08/14/20	6
RUB 455,896,810	USD 6,574,358	BNP Paribas	08/07/20	(199,231)
RUB 458,552,186	USD 6,670,865	BNP Paribas	08/07/20	(258,607)
RUB 29,490,592	USD 426,422	BNP Paribas	08/07/20	(14,034)
USD 9,015,489	IDR 137,693,569,824	BNP Paribas	08/07/20	(400,548)
ZAR 1,187	USD 64	BNP Paribas	08/07/20	4
USD 203	HUF 65,821	BNP Paribas	08/07/20	(5)
USD 28,635,666	BRL 166,826,337	BNP Paribas	08/14/20	(1,976,433)
CLP 3,678,736,127	USD 4,465,152	BNP Paribas	08/14/20	16,700
PLN 1,479	USD 351	Citibank N.A.	08/07/20	23
ILS 1,663	USD 475	Citibank N.A.	08/07/20	5
USD 11,897,561	RUB 881,437,968	Citibank N.A.	08/07/20	(428,207)
IDR 4,439,353,000	USD 291,526	Citibank N.A.	08/07/20	12,055
USD 4,453,449	CLP 3,677,168,577	Citibank N.A.	08/14/20	(26,493)
USD 209	TRY 1,549	JPMorgan Chase Bank N.A.	08/07/20	(15)
USD 255	CZK 6,471	JPMorgan Chase Bank N.A.	08/07/20	(18)
PHP 5,077	USD 100	JPMorgan Chase Bank N.A.	08/07/20	2
USD 8,800,284	PEN 30,239,535	JPMorgan Chase Bank N.A.	08/14/20	268,806
MXN 185,015,406	USD 8,462,532	JPMorgan Chase Bank N.A.	08/14/20	(460,951)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

PEN 918,373	USD 265,794	Standard Chartered Bank	08/14/20	(6,694)
USD 16,232,576	EUR 14,521,273	UBS AG	07/17/20	(87,680)
				$(3,867,630)

At June 30, 2020, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	352	08/19/20	$11,202,400	$(523,432)
U.S. Treasury 10-Year Note	1,461	09/21/20	203,330,110	972,203
U.S. Treasury 2-Year Note	2,801	09/30/20	618,539,581	219,945
U.S. Treasury Long Bond	1,023	09/21/20	182,669,438	440,553
U.S. Treasury Ultra Long Bond	3,563	09/21/20	777,290,719	(166,164)
			$1,793,032,248	$943,105
Short Contracts:
U.S. Treasury 5-Year Note	(6,663)	09/30/20	(837,820,199)	(1,565,418)
U.S. Treasury Ultra 10-Year Note	(2,677)	09/21/20	(421,585,672)	(1,555,187)
			$(1,259,405,871)	$(3,120,605)

At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200	USD	1,558,507	126,670,150	$1,575,184	$1,618,148
iShares Russell 2000 ETF	Citibank N.A.	Put	07/17/20	119.000	USD	367,320	52,592,878	1,643,500	117,771
								$3,218,684	$1,735,919

At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640	USD	121,073,000	$697,297	$479,011
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640	USD	87,767,000	667,468	358,484
						$1,364,765	$837,495

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,255,678,989.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$368,426,786
Gross Unrealized Depreciation	(176,225,269)
Net Unrealized Appreciation	$192,201,517